Prospectus

Calvert
Investments that make a difference

A UNIFI Company

Socially Responsible Funds
Calvert Social Investment Fund (CSIF)

Balanced Portfolio
Equity Portfolio
Enhanced Equity Portfolio
Bond Portfolio
Money Market Portfolio
Calvert Social Index Fund
Calvert Large Cap Growth Fund
Calvert Capital Accumulation Fund
Calvert World Values International Equity Fund
Calvert New Vision Small Cap Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

January 31, 2007

 These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
January 31, 2007

About the Funds
Investment Objective, Strategy, Principal Risks, Past Performance
2	CSIF Balanced
7	CSIF Equity
11	Calvert Social Index Fund
14	CSIF Enhanced Equity
19	Calvert Large Cap Growth
24	Calvert Capital Accumulation
29	CWVF International Equity
34	Calvert New Vision Small Cap
38	Calvert Small Cap Value
42	Calvert Mid Cap Value
47	CSIF Bond
54	CSIF Money Market

56	Fees and Expenses
71	Principal Investment Strategies and Risks

About Social Investing
80	Investment Selection Process
81	Socially Responsible Investment Criteria
84	Special Investment Programs
84	High Social Impact Investments
85	Special Equities
85	Manager Discovery Program
86	Shareholder Advocacy and Social Responsibility
About Your Investment
86	About Calvert
87	Advisor, Subadvisors and Portfolio Managers
95	Advisory Fees
96	How to Buy Shares
96	Getting Started
97	Choosing a Share Class
100	Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges
101	Reduced Sales Charges (sales load breakpoints/discount)
104	Reinstatement Privilege
104	Distribution and Service Fees
105	Service Fees and Arrangements with Broker/Dealers
106	Next Step -- Account Application
107	How Shares are Priced
109	When Your Account Will be Credited
110	Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
114	Dividends, Capital Gains and Taxes
116	How to Sell Shares
120	Financial Highlights

CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

 Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds, including mortgage-backed securities.

 CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value.  The equity portion of the Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

 Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The market prices of stocks or bonds decline.

-     The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct.

-     For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer, where the issuer becomes unable to pay its obligations when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.  Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.  Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

 An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized unmanaged indexes of common stock and bond prices, respectively. It also shows the Fund's returns compared to the Lipper Mixed-Asset Target Allocation Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Balanced
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	12.42%
Worst Quarter (of periods shown)	Q3 '01	-10.58%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Balanced Class A:
Return before taxes	3.30%	3.80%	5.20%
Return after taxes on distributions	2.90%	3.36%	3.54%
Return after taxes on distributions
and sale of Fund shares	2.35%	3.04%	3.57%
Russell 1000 Index	15.46%	6.82%	8.64%
Lehman U.S. Credit Index	4.26%	5.90%	6.56%
Lipper Mixed-Asset Target Allocation Growth Funds Average	11.95%	6.15%	7.19%

 (Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

 Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Balanced Class B	2.44%	3.42%	2.32%
Russell 1000 Index	15.46%	6.82%	4.91%
Lehman U.S. Credit Index	4.26%	5.90%	6.15%
Lipper Mixed-Asset Target Allocation Growth Funds Average	11.95%	6.15%	4.94%

 (Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

 Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Balanced Class C	6.35%	3.78%	4.64%
Russell 1000 Index	15.46%	6.82%	8.64%
Lehman U.S. Credit Index	4.26%	5.90%	6.56%
Lipper Mixed-Asset Target Allocation Growth Funds Average	11.95%	6.15%	7.19%

 (Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. "Equity securities" for purposes of this 80% policy means common stock. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including some foreign stocks and mid-cap stocks. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor's ("S&P") 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $1.4 billion to $446.9 billion as of December 31, 2006. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion. The Fund also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for established companies with a history of steady earnings growth. Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's ("S&P") 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	26.98%
Worst Quarter (of periods shown)	Q3 '98	-17.56%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity Class A:
Return before taxes	4.93%	3.94%	8.31%
Return after taxes on distributions	4.29%	3.76%	7.36%
Return after taxes on distributions
and sale of Fund shares	4.06%	3.39%	6.80%
S&P 500 Index	15.78%	6.18%	8.42%
Lipper Multi-Cap Core Funds Average	13.31%	6.64%	8.71%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Equity Class B	4.24%	3.73%	5.62%
S&P 500 Index	15.78%	6.18%	4.56%
Lipper Multi-Cap Core Funds Average	13.31%	6.64%	5.73%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Equity Class C	8.34%	4.15%	7.92%
S&P 500 Index	15.78%	6.18%	8.42%
Lipper Multi-Cap Core Funds Average	13.31%	6.64%	8.71%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index.  The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. Under normal circumstances, the Fund will invest at least 95% of its net assets (including borrowings for investment purposes) in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy. Generally, the Fund sells securities only to reflect a change in the Calvert Social Index.

Calvert Social Index

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2006, the capitalization range of the Index was $693 million to $293.5 billion, and the weighted average capitalization was $73 billion.  The Fund seeks to have a weighted average capitalization that approximates that of the Index.  As of December 31, 2006, there were 633 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for social criteria and other factors.

The socially responsible criteria are described below under "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

-     You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-     The stock market or the Calvert Social Index goes down.

-     An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Social Index Fund
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)
Worst Quarter (of periods shown)	Q3 '02	-17.76%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since Inception
			(6/30/00)
Calvert Social Index Fund Class A:
Return before taxes	6.06%	2.82%	-2.56%
Return after taxes on distributions	5.92%	2.69%	-2.68%
Return after taxes on distributions
and sale of Fund shares	4.13%	2.39%	-2.19%
Calvert Social Index Fund Class B	5.19%	2.44%	-2.78%
Calvert Social Index Fund Class C	9.20%	2.80%	-2.78%
Calvert Social Index	12.06%	4.66%	-1.07%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	3.25%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in common stock of U.S. companies that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.  "Equity securities" for purposes of this 80% policy means common stock.  The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually.  As of the latest reconstitution, the average market capitalization of the Russell 1000 Index was approximately $65 billion. As of December 31, 2006, the capitalization range of the Index was $343 million to $446.9 billion.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics.  The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance.  Each security identified for potential investment is ranked according to three separate measures: growth, value, and momentum of market sentiment.  These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index. The Subadvisor may choose to sell a security when it no longer appears attractive under this process.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-     The stock market or the Russell 1000 Index goes down.

-     The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The Fund has operating expenses; a market index does not.  The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.   The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Russell 1000 Index

The Subadvisor expects the annual tracking error, relative to the return of the Russell 1000 Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor.  The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns.  Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-CapCore Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Enhanced Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	14.59%
Worst Quarter (of periods shown)	Q3 '02	-16.05%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity Class A:
Return before taxes	7.29%	4.69%	3.88%
Return after taxes on distributions	6.57%	4.43%	3.69%
Return after taxes on distributions
and sale of Fund shares	5.69%	4.02%	3.33%
Russell 1000 Index	15.46%	6.82%	4.73%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class A return before taxes is 4.01%; Class A return after taxes on distributions is 3.82%; Class A return after taxes on distributions and sale of Fund shares is 3.44%; and Lipper Multi-Cap Core Funds Average is 5.69%.

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity Class B	6.54%	4.32%	3.36%
Russell 1000 Index	15.46%	6.82%	4.73%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 4/30/98 is as follows: Class B is 3.50%; and Lipper Multi-Cap Core Funds Average is 5.69%.

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Enhanced Equity Class C	10.61%	4.66%	3.87%
Russell 1000 Index	15.46%	6.82%	5.16%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 6/30/98 is as follows: Class C is 3.37%; and Lipper Multi-Cap Core Funds Average is 5.86%.

Calvert Large Cap Growth

Objective

Calvert Large Cap Growth seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $1.4 billion to $446.9 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion. The Fund also may purchase stocks outside the S&P 500 Index.  The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

As part of a secondary portfolio strategy, the Subadvisor may purchase or sell "traditional" (i.e., exchange-traded) stock index options or futures for purposes of hedging, speculation or leverage. The Subadvisor would use these investments only in its effort to keep the long-term average market risk of the Fund roughly equal to the market itself. For example, when market conditions are favorable in the view of the Subadvisor, the Fund may use options and index futures to increase exposure to the market.  When market conditions appear unfavorable, the Fund may use options and index futures to reduce exposure to the market.   In this regard, to increase market exposure, the Fund may establish long futures positions and buy call options on stock indices.  To reduce market exposure, the Fund may buy put options on stock indices and establish short futures positions on stock indices correlated to the Fund's portfolio.  At any one point in time however, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor do not intend to leverage overall market risk in the long term.

The Subadvisor to the Fund purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models are subject to purchase. When a holding of the Fund deteriorates in ranking or rating, it is subject to sale.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-      The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     The use of stock index futures and options may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  At any one point in time, the Fund's market exposure may be as high as 150% of the market through the use of stock index futures and options.  A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date.  An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof).  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified price.  A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price.  Stock index futures and options are derivatives.  A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment.  If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position.  Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation.  In addition, derivatives may be less liquid and more difficult to value.

-     The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad.  Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U. S. markets, and the currency risk associatd with securities that trade in currencies other than the U.S. dollar.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Class A, B and C shares have an actual inception date of 10/31/2000. However, Class I Shares (not offered in this prospectus) have an inception date of 8/5/1994. In the bar chart, and in the table for Class A returns before and after taxes, performance results before 10/31/2000 are for Class I. Class I shares did not have Rule 12b-1 fees, and performance of Class A would have been lower if Rule 12b-1 fees of Class A had been reflected. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's classes of shares offered by this prospectus will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

*    Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/2000.  The performance results prior to 10/31/2000 for Class A shares of the Calvert Large Cap Growth Fund reflect the performance of Bridgeway since its inception on 8/5/94.

Calvert Large Cap Growth
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	40.66%
Worst Quarter (of periods shown)	Q1 '01	-23.01%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Calvert Large Cap Growth Class A:
Return before taxes	-0.41%	7.03%	9.64%
Return after taxes on distributions	-0.41%	7.03%	9.14%
Return after taxes on distributions
and sale of Fund shares	-0.27%	6.09%	8.32%
S&P 500 Index	15.78%	6.18%	8.42%
Lipper Multi-Cap Growth Funds Avg.	8.19%	4.78%	7.52%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(10/31/00)
Calvert Large Cap Growth Class B	-1.33%	6.76%	0.02%
S&P 500 Index	15.78%	6.18%	1.58%
Lipper Multi-Cap Growth Funds Avg.	8.19%	4.78%	-3.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years
			Inception
			(10/31/00)
Calvert Large Cap Growth Class C	2.76%	7.10%	0.11%
S&P 500 Index	15.78%	6.18%	1.58%
Lipper Multi-Cap Growth Funds Avg.	8.19%	4.78%	-3.01%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Calvert Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size U.S. companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. The Russell Midcap Growth Index undergoes an annual reconstitution. The market capitalization range for the Russell Midcap Growth Index was $343 million to $21.2 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization between $2 billion and $12 billion. The Fund also may purchase stocks outside the Russell Midcap Growth Index.  Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-      The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Capital Accumulation Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of  the Russell Midcap Growth Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Capital Accumulation
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '98	25.03%
Worst Quarter (of periods shown)	Q3 '01	-24.88%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Calvert Capital Accumulation Class A:
Return before taxes	1.08%	0.33%	5.03%
Return after taxes on distributions	1.08%	0.33%	3.81%
Return after taxes on distributions
and sale of Fund shares	0.70%	0.28%	3.75%
Russell Midcap Growth Index	10.66%	8.22%	8.62%
Lipper Mid-Cap Growth Funds Avg.	8.54%	5.88%	7.52%

  (Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
Capital Accumulation Class B	0.21%	0.01%	1.37%
Russell Midcap Growth Index	10.66%	8.22%	6.01%
Lipper Mid-Cap Growth Funds Avg.	8.54%	5.88%	5.41%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
Capital Accumulation Class C	4.28%	0.49%	4.67%
Russell Midcap Growth Index	10.66%	8.22%	8.62%
Lipper Mid-Cap Growth Funds Avg.	8.54%	5.88%	7.52%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values Fund, Inc. (CWVF) International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies.  "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares.  The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.  The Fund invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Fund defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index undergoes a quarterly reconstitution. The market capitalization range for the MSCI EAFE Index was $294 million to $241.2 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund will generally hold stocks of companies from the constituent countries of the MSCI EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks. The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up). The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark. These models evaluate stocks based on fundamental valuation judgments and market activity. The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, the MSCI EAFE Index. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" below.

The Fund may also invest in American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-      The stock markets go down (including markets outside the U.S.)

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries.  These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CWVF International Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the MSCI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CWVF International Equity
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	20.38%
Worst Quarter (of periods shown)	Q3 '01	-17.17%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity Class A:
Return before taxes	20.61%	11.97%	5.91%
Return after taxes on distributions	17.88%	11.48%	4.84%
Return after taxes on distributions
and sale of Fund shares	15.73%	10.46%	4.64%
MSCI EAFE Index	28.86%	15.43%	8.06%
Lipper International Multi-Cap Core
Funds Average	25.19%	14.51%	9.04%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CWVF International Equity Class B	20.43%	11.47%	3.59%
MSCI EAFE Index	28.86%	15.43%	7.31%
Lipper International Multi-Cap Core
Funds Average	25.19%	14.51%	7.57%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CWVF International Equity Class C	24.59%	12.04%	5.41%
MSCI EAFE Index	28.86%	15.43%	8.06%
Lipper International Multi-Cap Core
Funds Average	25.19%	14.51%	9.04%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Objective

Calvert New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-      The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert New Vision Small Cap Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert New Vision Small Cap
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '99	23.57%
Worst Quarter (of periods shown)	Q3 '98	-21.82%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(1/31/97)
Calvert New Vision Small Cap Class A:
Return before taxes	-4.73%	0.47%	3.10%
Return after taxes on distributions	-4.73%	0.00%	2.45%
Return after taxes on distributions
and sale of Fund shares	-3.08%	0.36%	2.40%
Russell 2000 Index	18.37%	11.39%	9.30%
Lipper Small-Cap Core Funds Avg.	14.87%	11.44%	10.54%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
Calvert New Vision Small Cap Class B	-5.95%	0.11%	2.15%
Russell 2000 Index	18.37%	11.39%	7.15%
Lipper Small-Cap Core Funds Avg.	14.87%	11.44%	8.36%

  (Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(1/31/97)
Calvert New Vision Small Cap Class C	-1.85%	0.62%	2.81%
Russell 2000 Index	18.37%	11.39%	9.30%
Lipper Small-Cap Core Funds Avg.	14.87%	11.44%	10.54%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund seeks to identify the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-      The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The market may not recognize a security's intrinsic value for a long time.

-     A stock judged to be undervalued by the Fund's Advisor may actually be appropriately priced.

-     Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies.  Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Small Cap Value Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class A shares for the past two calendar years. The table compares the Fund's performance over time to that of  the Russell 2000 Value Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other class of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Small Cap Value
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q1 '06	11.06%
Worst Quarter (of periods shown)	Q2 '06	-5.53%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(10/01/04)
Small Cap Value Class A:
Return before taxes	14.36%	7.62%
Return after taxes on distributions	14.36%	7.58%
Return after taxes on distributions
and sale of Fund shares	9.33%	6.49%
Russell 2000 Value Index	23.48%	17.39%
Lipper Small-Cap Core Funds Avg.	14.87%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is 8.15%; Class A return after taxes on distributions is 8.13%; Class A return after taxes on distributions and sale of Fund shares is 6.96%; and Lipper Small-Cap Core Funds Average is 15.20%.

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(4/1/05)
Small Cap Value Class C	17.82%	9.04%
Russell 2000 Value Index	23.48%	18.92%
Lipper Small-Cap Core Funds Avg.	14.87%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C is 13.95%, and Lipper Small-Cap Core Funds Average is 18.94%.

Calvert Mid Cap Value

Objective

Calvert Mid Cap Value will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index where companies had a capitalization of $1.1 billion to $19.1 billion as of December 31, 2006. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell Midcap Value Index, which had the market capitalization range stated above. The Russell Midcap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly. The Advisor also may purchase companies outside of the Russell Midcap Value Index.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices might not work to achieve their desired result.

-     The market may not recognize a security's intrinsic value for a long time.

-     A stock judged to be undervalued by the Fund's Advisor may actually be appropriately priced.

-     The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.

-     Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class A shares for the past two calendar years. The table compares the Fund's performance over time to that of  the Russell Midcap Value Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other class of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Calvert Mid Cap Value
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q4 '06	6.37%
Worst Quarter (of periods shown)	Q2 '06	-2.04%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(10/01/04)
Mid Cap Value Class A:
Return before taxes	8.37%	10.79%
Return after taxes on distributions	8.22%	10.49%
Return after taxes on distributions
and sale of Fund shares	5.64%	9.12%
Russell Midcap Value Index	20.22%	20.40%
Lipper Mid-Cap Core Funds Avg.	12.22%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 10/31/04 is as follows: Class A return before taxes is 10.65%; Class A return after taxes on distributions is 10.36%; Class A return after taxes on distributions and sale of Fund shares is 9.01%; and Lipper Mid-Cap Core Funds Average is 14.83%.

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(4/1/05)
Mid Cap Value Class C	11.57%	9.55%
Russell Midcap Value Index	20.22%	18.49%
Lipper Mid-Cap Core Funds Avg.	12.22%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of 4/30/05 is as follows: Class C return is 12.35%, and Lipper Mid-Cap Core Funds Average is 17.23%.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with  prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by S&P or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by U.S. corporations and U.S. agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar- denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-      The market prices of bonds decline.

-     The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer, where the issuer becomes unable to pay its obligations when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-     The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-     The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

-     Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

-     For the bonds in default (rated "D" by S&P or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

-     Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security.

-     For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-     For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows the Fund's returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

CSIF Bond
Year-by-Year Total Return
(Class A return at NAV)

Best Quarter (of periods shown)	Q1 '01	7.68%
Worst Quarter (of periods shown)	Q2 '04	-1.89%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	10 years
CSIF Bond Class A:
Return before taxes	0.36%	5.00%	6.05%
Return after taxes on distributions	-1.18%	3.10%	3.53%
Return after taxes on distributions
and sale of Fund shares	0.23%	3.18%	3.61%
Lehman U.S. Credit Index	4.26%	5.90%	6.56%
Lipper Corporate Debt Funds
A-Rated Average	3.86%	4.82%	5.59%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(3/31/98)
CSIF Bond Class B	-0.72%	4.83%	5.02%
Lehman U.S. Credit Index	4.26%	5.90%	6.15%
Lipper Corporate Debt Funds
A-Rated Average	3.86%	4.82%	5.14%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	5 years	Since
			Inception
			(6/1/98)
CSIF Bond Class C	2.42%	4.88%	4.90%
Lehman U.S. Credit Index	4.26%	5.90%	6.03%
Lipper Corporate Debt Funds
A-Rated Average	3.86%	4.82%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*For comparison purposes to Lipper, performance for Class C as of 6/30/98 is 4.91%; and the performance for the Lipper Corporate Debt Funds A-Rated Average is 4.99%.

CSIF Money Market

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC's money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. Note: securities issued by government-sponsored entities ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.

The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CSIF Money Market Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Money Market
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '00	1.48%
Worst Quarter (of periods shown)	Q1 '04	0.08%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	10 years
CSIF Money Market	4.27%	1.82%	3.28%
Lipper Money Market
Funds Average	4.20%	1.73%	3.25%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CSIF Balanced

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	0.27%	0.46%	0.41%
Acquired fund fees and expenses10	0.13%	0.13%	0.13%
Total annual fund operating expenses11, *	1.34%	2.29%	2.24%

*Total Annual Fund Operating Expenses  shown in the Fee and Expense Table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio of 1.21%, 2.16%, and 2.11% for Classes A, B, and C, respectively, reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

CSIF Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.28%	0.36%	0.29%
Total annual fund operating expenses	1.23%	2.06%	1.99%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Calvert Social Index
Fund for regular accounts under $5,000;	$15/year	$15/year	$15/year
IRA accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.52%	0.81%	0.68%
Total annual fund operating expenses	1.22%	2.26%	2.13%
Less fee waiver and/or expense reimbursement7	(0.47%)	(0.51%)	(0.38%)
Net expenses	0.75%	1.75%	1.75%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee
(applies only to Enhanced Equity	$15/year	$15/year	$15/year
regular accounts under $5,000 and IRA
accounts under $1,000)

Annual Fund Operating Expenses6,9
(deducted from fund assets)
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.33%	0.52%	0.47%
Total annual fund operating expenses	1.33%	2.27%	2.22%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Low balance fee	$15/year	$15/year	$15/year
(applies only to Large Cap
Growth for all accounts under $1,000)

Annual Fund Operating Expenses6,7,8
(deducted from fund assets)
Management fees	0.97%	0.97%	0.97%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.30%	0.39%	0.31%
Total annual fund operating expenses	1.52%	2.36%	2.28%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.35%	1.00%	1.00%
Other expenses	0.46%	0.67%	0.59%
Total annual fund operating expenses	1.71%	2.57%	2.49%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.09%	1.09%	1.09%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.39%	0.64%	0.48%
Acquired fund fees and expenses10	0.02%	0.02%	0.02%
Total annual fund operating expenses11, *	1.75%	2.75%	2.59%

*Total Annual Fund Operating Expenses shown in the Fee and Expense Table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio of 1.73%, 2.73% and 2.57% for Classes A, B, and C, respectively, reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	4.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	5%2	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.49%	0.66%	0.53%
Total annual fund operating expenses	1.74%	2.66%	2.53%

Calvert Small Cap Value

Shareholder Fees
(fees paid directly from your account)		Class A	Class C
Maximum sales charge (load)
imposed on purchases		4.75%	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase		None1	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4		2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees		1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.73%	4.11%
Total annual fund operating expenses		1.98%	6.11%
Less fee waiver and/or expense reimbursement7		(0.29%)	(3.42%)
Net expenses		1.69%	2.69%

Calvert Mid Cap Value

Shareholder Fees
(fees paid drectly from your account)		Class A	Class C
Maximum sales charge (load)
imposed on purchases		4.75%	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase		None1	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4		2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees		0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%
Other expenses		0.61%	2.54%
Total annual fund operating expenses		1.76%	4.44%
Less fee waiver and/or expense reimbursement7		(0.17%)	(1.85%)
Net expenses		1.59%	2.59%

CSIF Bond

Shareholder Fees
(fees paid directly from your account)	Class A	Class B	Class C
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None1	4%5	1%3
or redemption proceeds,
whichever is lower)

Redemption fee4	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase.

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.20%	1.00%	1.00%
Other expenses	0.29%	0.44%	0.34%
Total annual fund operating expenses	1.14%	2.09%	1.99%

CSIF Money Market

Shareholder Fees
(fees paid directly from your account)	Class O
Maximum sales charge (load) imposed on purchases	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or redemption	None
proceeds, whichever is lower)

Low balance fee	$3/mo.
(for accounts under $1,000)

Annual Fund Operating Expenses6
(deducted from fund assets)
Management fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.36%
Total annual fund operating expenses	0.86%

Explanation of Fees and Expenses Table

1     Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares" -- Class A).

2     A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. Class B shareholders in CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund are subject to a different Class B contingent deferred sales charge schedule. See "How to Buy Shares/Choosing a Share Class/Class B" and "Calculation of Contingent Deferred Sales Charge."

3     A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

4     The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in-capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

5     A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year.  There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."

6     Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise noted. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, paid by the Fund, to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

7     Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2008. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Only the Board of Trustees/Directors of the applicable Fund may terminate the Fund's expense cap for the contractual period. Direct net operating expenses will not exceed the following: for CSIF Money Market, 0.875%; for Calvert Social Index Fund, 0.75% for Class A, 1.75% for Class B, and 1.75% for Class C; for Calvert Large Cap Growth, 1.50% for Class A, 2.50% for Class B and 2.50% for Class C; for Calvert Small Cap Value, 1.69% for Class A, and 2.69% for Class C; and for Calvert Mid Cap Value, 1.59% for Class A, and 2.59% for Class C.  The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year. Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.  Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned.  Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses".   The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund, except for Calvert Social Index Fund,  Calvert Small Cap Value and Calvert Mid Cap Value, which earned 0.03%, 0.08% and 0.08%, respectively, for the most recent fiscal year.  See Statement of Additional Information "Investment Advisor and Subadvisors".

8     The contractual expense cap is exclusive of any performance fee adjustment. The amounts shown in the table reflect a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.75% on Class A, 2.75% on Class B and 2.75% on Class C.

9     Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of CSIF Enhanced Equity. This waiver is contingent upon the continued service by SSgA Funds Management, Inc. as Subadvisor to the Fund at an annual fee of 25 basis points, and Calvert may cease this waiver at any time. The Fund's total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursement and offsets, the expenses of Class A, B and C of the Fund were 1.23%, 2.17% and 2.12%, respectively, for the fiscal year ended September 30, 2006.

10     Acquired Fund Fees and Expenses represent the underlying management fees and expenses, including any incentive allocations (typically 20%), of the private limited partnerships and limited liability companies (collectively, "Partnerships") that the Fund has acquired through its Special Equities investment program.  This amount is based on historic fees and expenses, and the Partnership performance where applicable, and may be substantially higher or lower from year to year.

11     Total Annual Fund Operating Expenses  shown in the "Fees and Expenses" table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights;  the Financial Highlights expense ratio (1.21%, 2.16%, and 2.11% for CSIF Balanced and 1.73%, 2.73% and 2.57% for CWVF International Equity, for Classes A, B, and C, respectively) reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-      You invest $10,000 in the Fund for the time periods indicated;

-     You reinvest all dividends and distributions;

-     Your investment has a 5% return each year;

-     The Fund's operating expenses remain the same; and

-     Any expense limitation is in effect for year one.

The expense example for Calvert Large Cap Growth reflects a positive 0.07% performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years
Investment is Held

	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)
CSIF Balanced
1	$605	$732	$232	$327	$227
3	879	1,115	715	700	700
5	1,174	1,425	1,225	1,200	1,200
10	2,011	2,387	2,387	2,575	2,575
CSIF Equity
1	594	709	209	302	202
3	847	1,046	646	624	624
5	1,119	1,308	1,108	1,073	1,073
10	1,893	2,177	2,177	2,317	2,317
Calvert Social Index Fund
1	548	678	178	278	178
3	799	1,057	657	630	630
5	1,070	1,364	1,164	1,109	1,109
10	1,843	2,292	2,292	2,432	2,432
CSIF Enhanced Equity
1	604	730	230	325	225
3	876	1,109	709	694	694
5	1,169	1,415	1,215	1,190	1,190
10	2,000	2,369	2,369	2,554	2,554
Calvert Large Cap Growth
1	622	739	239	331	231
3	932	1,136	736	712	712
5	1,265	1,460	1,260	1,220	1,220
10	2,201	2,487	2,487	2,615	2,615

	Class A	Class B (with redemption)	Class B (no redemption)	Class C (with redemption)	Class C (no redemption)
Calvert Capital Accumulation
1	$641	$760	$260	$352	$252
3	988	1,199	799	776	776
5	1,359	1,565	1,365	1,326	1,326
10	2,398	2,695	2,695	2,826	2,826
CWVF International Equity
1	644	778	278	362	262
3	1,000	1,253	853	805	805
5	1,379	1,654	1,454	1,375	1,375
10	2,439	2,840	2,840	2,925	2,925

Calvert New Vision Small Cap
1	643	769	269	356	256
3	997	1,226	826	788	788
5	1,374	1,610	1,410	1,345	1,345
10	2,429	2,770	2,770	2,866	2,866
Calvert Small Cap Value
1	639	772	272	372	272
3	1,040	1,294	894	1,508	1,508
5	1,466	1,742	1,542	2,718	2,718
10	2,650	3,043	3,043	5,625	5,625

Calvert Mid Cap Value
1	629	762	262	362	262
3	987	1,265	865	1,177	1,177
5	1,369	1,693	1,493	2,101	2,101
10	2,436	2,917	2,917	4,459	4,459
CSIF Bond
1	487	612	212	302	202
3	724	855	655	624	624
5	979	1,124	1,124	1,073	1,073
10	1,709	1,953	1,953	2,317	2,317
CSIF Money Market	Class O
1	$88
3	274
5	477
10	1,061

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. On the following pages are brief descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J     Fund currently uses as a principal investment strategy

q     Permitted, but not a principal investment strategy
       (% of assets allowable, if restricted)

8     Not permitted

xN   Allowed up to x% of Fund's net assets

xT    Allowed up to x% of Fund's total assets

NA   Not applicable to this type of fund

	C S I F B a l a n c e d	C S I F E q u i t y	C a l v e r t S o c i a l I n d e x F u n d	C S I F E n h a n c e d E q u i t y	C a l v e r t L a r g e C a p G r o w t h	C a l v e r t C a p i t a l A c c u m u l a t i o n	C W V F I n t e r n a t i o n a l E q u i t y	C a l v e r t N e w V i s i o n S m a l l C a p	C a l v e r t S m a l l C a p V a l u e	C a l v e r t M i d C a p V a l u e	C S I F B o n d	C S I F M o n e y M a r k e t
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	NA

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	NA

Conventional Securities

Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	NA	NA

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S.. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25 N	25 N	5 N1	8	10 N	25 N	J	15 T2	10 N	10 N	25 N	NA

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	q	q	q	q	J	J	J	NA	NA

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	NA	NA	q	q	q	q	q	q	J	NA

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	15 n3	15 n3	NA 3	NA	q	10 n3	5 n3	5 n3	q	q	35 n3	NA

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	NA	q	q	q	q	q	q	J	J4

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	10 N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	NA	NA	q	q	q	q	q	q	J	J4

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	NA	NA	q	q	q	q	q	q	J	q4

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	NA	NA	q	5 T	5 T	8	q	q	q	NA

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5 T5	5 T5	NA	5 T5	J 7	5 T5	5 T5	5 T5	5 T5	5 T5	5 T5	NA

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5 N6	5 N6	5 N6	5 N6	J 8	5 N6	5 N6	5 N6	5 N6	5 N6	5 N6	NA

1     Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index.  The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2     Calvert New Vision Small Cap may invest only in American Depositary Receipts (ADRs) -- dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

3     Excludes any high social impact investments.

4     Must be money-market fund eligible under SEC Rule 2a-7.

5     Based on net premium payments.

6     Based on initial margin required to establish position.

7     Up to 5% of total assets based on net premium payments.

8     Up to 5% of net assets based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold.A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur when interest rates decline, typically reducing the value of a mortgage-backed security.  The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

An index fund's goals are to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are signifcantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria.  To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for a Fund must meet the minimum standards for all of the Fund's financial and social criteria.

Investments in fixed income securities for Calvert's socially screened funds may be made prior to the application of social analysis, due to the nature of fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed income security is immediately evaluated according to the Fund's social criteria and if it is not found to meet the minimum standards for the Fund's social criteria, the security must be sold as soon as is possible, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create biases for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

Each Fund may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Fund's cash position back to the Fund's applicable benchmark.  The ETFs in which a Fund may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by that Fund.  In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to the Fund's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.  In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs.  By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society.  These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

-      Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

-     Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

-     Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-     Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

-     Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-     Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-     Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

-     Are the subjectof serious labor related actions by federal, state or local regulatory agencies.

-     Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-     Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

-     Have a pattern and practice of violating the rights of indigenous peoples.

-     Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-     Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

-     Manufacture tobacco products.

-     Are significantly involved in the design, manufacture, sales or distribution of weapons.

-     Are significantly involved in the manufacture of alcoholic beverages.

-     Have direct involvement in gambling operations.

-     Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities.  Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-     Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

-     Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards.  We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

-     Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

-     Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-     Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-     Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

-     Directly contribute to the systematic denial of basic human rights.

-     Demonstrate a pattern of employing forced, compulsory or child labor.

-     Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-     Have poor corporate governance or engage in harmful or unethical business practices.

-     Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-     Are significantly involved in the design, manufacture, sales or distribution of weapons.

-     Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds invest a small percentage of their respective assets in special investment programs  -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, CSIF Bond and CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets  (up to 3% for each of CWVF International Equity and Calvert Capital Accumulation and up to 1% for each of the other Funds listed above) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. A Fund's High Social Impact Investments are valued under the direction of the Fund's Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities.

The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund may engage in this program only if it has $50 million or greater in assets, and its High Social Impact investments will be limited to 1% of its assets if it commences the program.

Special Equities

CSIF Balanced, CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert Large Cap Growth and Calvert Social Index Fund

Each of these funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments.  Special Equities involve a high degree of risk -- they are subject to liquidity, information and, if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board. Calvert Social Index Fund may engage in this program only if it has $50 million or greater in assets, and its Special Equities investments will be limited to 1% of its assets if it commences the program.

Pursuant to approval by the Board of Trustees/Directors of each Fund, the Special Equities Committee of each Fund has retained Stephen Moody and Jean-Luc Park  as consultants to administer the Special Equities Program.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced.  The program allocates up to 5% of CSIF Balanced's assets to strong-performing yet often overlooked minority and women-owned money management firms.  These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of CSIF Balanced.  The Manager Discovery Program seeks to bring a dynamic new perspective to CSIF Balanced, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As each Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc. (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2006, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $13.5 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each individual and or member of a team who is employed by or associated with the Advisor and respective Subadvisor of each Fund, and who is  primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the respective Fund.

CSIF Balanced
Calvert Asset Management Company, Inc.
See "About Calvert" Above.

Steve Falci, Calvert's Chief Investment Officer for Equities, handles the allocation of assets and Portfolio Managers for CSIF Balanced.

Gregory Habeeb manages the day-to-day investment of the fixed-income investments of CSIF Balanced.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Steve Falci	Chief Investment Officer, Equities , and Senior Vice President	Since October 2003	2000-2003: Senior Portfolio Manager, Mellon Equity Associates 2003-2006: CIO, Equities, Calvert Mr. Falci has 19 years of experience in the securities industry.	Asset and Portfolio Manager Allocations for CSIF Balanced

Fixed Income Investments of CSIF Balanced

Calvert Asset Management Company, Inc.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Equity Investments of CSIF Balanced

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of CSIF Balanced since June 30, 2004.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	20 years	New Amsterdam Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	10 years	New Amsterdam	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since October 2002. Profit is a part of Calvert's Manager Discovery Program.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eugene A. Profit	President	10 years	Profit	Portfolio Manager

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company.  SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation.  SSgA FM has managed equity assets in CSIF Balanced since March 2002.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Ric Thomas	Portfolio Manager	7 Years with affiliates; with SSgA FM since inception on April 30, 2001	Portfolio Manager in the Enhanced Equities Group.

Mr. Thomas is Director of the
US Enhanced Equities
Group and is responsible for
the management and
development of North American
strategies.  He focuses
  on managing both large-cap and
  small-cap strategies as
well as providing research on
SSgA's stock-ranking models.

John O'Connell	Portfolio Manager	6 years with affiliates; with SSgA FM since June 30, 2003.

Since 2001: Member of Enhanced
Equities Portfolio Management
Team (Mr. O'Connell formally joined
SSgA FM in 2003); since 2003:
portfolio manager for other SSgA FM
accounts.

July 31, 2006: Portfolio Manager
for this Fund in the Enhanced
Equities Group.

Mr. O'Connell is responsible for
  the management of North
American strategies. He focuses
on managing both large-cap
and small-cap strategies as well
  as providing research on
SSgA's stock-ranking models.

Union Heritage Capital Management, LLC (Union Heritage), 211 West Fort Street, Suite 615, Detroit, Michigan, 48226, has managed a portion of the equity assets of CSIF Balanced since June 2004. Union Heritage is part of Calvert's Manager Discovery Program.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Derek Batts	Managing Member, Portfolio Manager	16 years	Union Heritage. Mr. Batts was one of the founders of the firm.	Portfolio Manager

CSIF Equity

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Daniel W. Boone, III, CFA	Managing Partner	30 years	Atlanta Capital	Lead Portfolio Manager

Marilyn R. Irvin, CFA	Senior Vice President/ Principal	17 years	Atlanta Capital	Portfolio Manager

William R. Hackney III, CFA	Managing Partner	11 years	Atlanta Capital	Portfolio Manager

Richard B. England, CFA	Vice President/ Principal	2 years	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-2006: Atlanta Capital. July 31, 2006: Became Portfolio Manager for this Fund.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset was formerly a division of Munder Capital Management. World Asset has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since its inception in 2000.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Kenneth A. Schluchter III	Director, Domestic Investments	10 Years	World Asset	Portfolio Manager

Kevin K. Yousif Sr.	Senior Portfolio Manager	5 Years	World Asset	Portfolio Manager

Lei "Michael" Liao	Portfolio Manager	1 Year	World Asset November 30, 2006: Became Portfolio Manager for this Fund. Lead Database Architect, University of Michigan Hospital System	Portfolio Analyst

CSIF Enhanced Equity

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company.  SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation.  SSgA FM has managed CSIF Enhanced Equity since its inception in April 1998.

Ric Thomas and John O'Connell are SSgA FM's Portfolio Managers for CSIF Enhanced Equity (as of July 31, 2006 for Mr. O'Connell).  Please see the information presented above with respect to SSgA FM's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

Calvert Large Cap Growth

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

John N.R. Montgomery	President	Since 1994	Bridgeway	Portfolio Manager

Calvert Capital Accumulation

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of Calvert Capital Accumulation since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

CWVF International Equity

Acadian Asset Management, Inc. (Acadian), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of the Portfolio since March 2006.

The firm has been in business since 1986 and focuses specifically on international equitymanagement. The firm is a subsidiary of Old Mutual plc.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Raymond F. Mui	Senior Vice President and Portfolio Manager	Since 1991	Senior Vice President and Portfolio Manager	Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager	Since 1990	Senior Vice President and Portfolio Manager	Portfolio Manager

Calvert New Vision Small Cap

Renaissance Investment Management (Renaissance), 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202, has managed Calvert New Vision Small Cap since June 2005. The firm is a conservative, high quality growth manager. They utilize disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Paul A. Radomski, CPA, CFA	Managing Partner	19 years	Renaissance	Portfolio Manager

Michael E. Schroer, CFA	Managing Partner and Chief Investment Officer	22 years	Renaissance	Portfolio Manager

Calvert Small Cap Value and Calvert Mid Cap Value

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed both Calvert Small Cap Value and Calvert Mid Cap Value since their inception in October 2004.

Name of Portfolio Manage r	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer	3 years	Channing (2003-Present); Ariel Capital Management, LLC	Portfolio Manager

Wendell E. Mackey, CFA	Founding Principal, Director of Investments	3 years	Channing (2003-Present); Valenzuela Capital Partners, LLC	Portfolio Manager

CSIF Bond

Calvert Asset Management Company, Inc.

Gregory Habeeb is the Portfolio Manager for CSIF Bond. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding this Portfolio Manager's title, length of service with Calvert, business experience during the last five years and role on the management team.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor (that is not an "affiliated person") without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
CSIF Balanced	0.422%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.50%	1
Calvert Large Cap Growth	0.77%	2
Calvert Capital Accumulation	0.65%
CWVF International Equity	0.73%
Calvert New Vision Small Cap	0.75%
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%
CSIF Bond	0.35%
CSIF Money Market	0.30%

1     Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% of its fee.

2     This includes a 0.45% subadvisory fee the Fund paid directly to the Subadvisor. As of June 6, 2006 the subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's I shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

A discussion regarding the basis for the approval by the Board of Trustees/Directors of the Funds of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (except the subadvisory agreements for Calvert Capital Accumulation and Calvert New Vision Small Cap) is available in the Semi-Annual Report of the applicable Fund for the six months ended March 31, 2006 or a more recent Semi-Annual Report of such Fund, when available. A discussion regarding the basis for the approval by the Board of Trustees/Directors of the investment subadvisory agreements with respect to each of Calvert Capital Accumulation and Calvert New Vision Small Cap is in the respective Annual Report of each of those Funds for the year ended September 30, 2005 or the March 31, 2007 Semi-Annual Report, when available.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

        First, decide which fund or funds best suits your needs and your goals.

        Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

        Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

-               the amount you wish to invest;

-               the length of time you plan to keep the investment;

-               the Class expenses; and

-               whether you qualify for any reduction or waiver of sales charges.

Each investor's financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

CSIF Money Market offers only one class of shares (Class O), which is sold without a sales charge. The other Funds offer three different Classes (Class A, B, and C) through this prospectus. This chart shows the difference in the Classes and the general types of investors who may be interested in each Class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):

Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 6 years (4 years for CSIF Bond)	Class C: Deferred Sales Charge for 1 year

For all investors, particularly those investing $50,000 or more, which qualifies for a reduced sales charge, or who plan to hold the shares for a substantial period of time.

For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies. The expenses of this class are higher than Class A because of the higher 12b-1 fee.

For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.  The expenses of this Class are higher than Class A because of the higher 12b-1 fee.

Sales charge on each purchase of 4.75% or less (3.75% or less for CSIF Bond), depending on the amount you invest.

No sales charge on each purchase, but if you sell your shares within 6 years, you will pay a deferred sales charge of 5% or less on shares you sell (4% or less on shares of CSIF Bond you sell within 4 years of purchase).

No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class A shares have annual 12b-1 fee of up to 0.35%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 8 years (6 years for CSIF Bond), reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Once the total balance of your existing Class B holdings of Calvert funds reaches or exceeds $100,000, you should make future investments in Class A or Class C shares, rather than Class B; at that time you will qualify for Class A sales load breakpoints/discount.

When the total balance of your existing Class C holdings of Calvert funds reaches or exceeds $500,000 you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in CSIF Balanced, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,4 then the sales charge is reduced to 3.75%.

CSIF Balanced, Equity, Enhanced Equity; Calvert Capital Accumulation,
CWVF International Equity, Calvert New Vision Small Cap, Calvert Social Index Fund,
  Calvert Large Cap Growth, Calvert Small Cap Value, Calvert Mid Cap Value

			CSIF Bond

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested	Sales Charge % of offering price	% of Amt. Invested

Less than $50,000	4.75%	4.99%	3.75%	3.90%
$50,000 but less than $100,000	3.75%	3.90%	3.00%	3.09%
$100,000 but less than $250,000	2.75%	2.83%	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%	1.01%
$1,000,000 and over	None5	None5	None5	None5

4     This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

5     Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a one-year contingent deferred sales charge of 0.80%. See "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B

If you choose Class B, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

	CSIF Balanced, Equity*, Enhanced Equity; Calvert Capital Accumulation, CWVF International Equity, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth	CSIF Bond

Time Since Purchase	CDSC	CDSC
1st year	5%	4%
2nd year	4%	3%
3rd year	4%	2%
4th year	3%	1%
5th year	2%	None
6th year	1%	None
After 6 years	None	None

*     The following schedule applies to Class B shareholders of CSIF Equity who acquired their shares pursuant to the reorganization of the Delaware Social Awareness Fund: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

-     Redemption upon the death or disability of the shareholder, plan participant, or beneficiary."Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

-     Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-     The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code ("Code") of 1986, as amended.

-     Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

-     A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

-     If the selling broker/dealer has an agreement with Calvert Distributors, Inc. ("CDI"), the Funds' distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares.  (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers" below.)  Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

NOTE: Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see "Service Fees and Arrangements with Broker/Dealers," below.) Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

*   A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

     1. has been in existence for more than six months, and

     2. has a purpose other than acquiring shares at a discount, and

     3. satisfies uniform criteria which enable CDI and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement").  A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.  At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.  In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent.  All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan  if, at the time of purchase, the owner of the savings plan account is (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

-     current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;

-     Directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the subadvisor, or broker/dealer;

-     purchases made through a Registered Investment Advisor;

-     trust departments of banks or savings institutions for trust clients of such bank or institution, and

-     purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

Established Accounts

Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

Subject to the Funds' market timing policy, if you redeem Class A or B shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the net asset value next computed after the reinvestment order is received, without a sales charge.  In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see "Service Fees and Arrangements with Broker/Dealers" below for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund's Board of Trustees/Directors. The fees are based on average daily net assets by particular Class.

Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market	0.25%/0.00%

	Class A	Class B	Class C
CSIF Balanced	0.35%/0.24%	1.00%/1.00%*	1.00%/1.00%*
CSIF Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
CSIF Enhanced Equity	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Growth	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Capital Accumulation	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
CWVF International Equity	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
New Vision Small Cap	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Small Cap Value	0.35%/0.25%	1.00%/N/A	1.00%/1.00%*
Calvert Mid Cap Value	0.35%/0.25%	1.00%/N/A	1.00%/1.00%*
CSIF Bond	0.35%/0.20%	1.00%/1.00%*	1.00%/1.00%*

*    For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

Calvert Distributors, Inc. ("CDI"), each Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds. CDI also pays broker/dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the maximum commissions and service fees paid by CDI to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees

CSIF Money Market	None/0.05%

	Class A*	Class B**	Class C***
CSIF Balanced	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
CSIF Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
CSIF Enhanced Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
Calvert Large Cap Growth	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
Capital Accumulation	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
CWVF International Equity	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
New Vision Small Cap	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%*
Calvert Small Cap Value	4.00%/0.25%	N/A	1.00%/1.00%*
Calvert Mid Cap Value	4.00%/0.25%	N/A	1.00%/1.00%*
CSIF Bond	3.00%/0.25%	3.00%/0.25%	1.00%/1.00%*

*     Class A service fee begins to accrue in 1st month after purchase.

**    Class B service fee begins to accrue in 13th month.

***  Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in 13th month.

Note: If the selling broker/dealer has an agreement with CDI to sell Class B and Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale.

During special sales promotions, CDI may reallow to broker/dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $1 million or more (excluding CSIF Money Market.)  The finder's fee is 0.80% of the purchase NAV amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

Next Step -- Account Application

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account
CSIF Balanced	$1,000
CSIF Equity	$1,000
CSIF Bond	$1,000
CSIF Money Market	$1,000
Calvert Small Cap Value	$1,000
Calvert Mid Cap Value	$1,000
Calvert Large Cap Growth	$2,000
CWVF International Equity	$2,000
Capital Accumulation	$2,000
New Vision Small Cap	$2,000
CSIF Enhanced Equity	$5,000
Calvert Social Index Fund	$5,000 ($2,000 for IRAs)

Minimum additional investments

$250; the Funds may charge a $2 service fee on purchases of less than $250.

A Fund may waive minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through certain omnibus accounts.

Please make your check payable to the Fund and mail it to:

New Accounts	Subsequent investments
(include application):	(include investment slip):
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas City, MO 64121-9544	Kansas City, MO 64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity.  A Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). The NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CSIF Money Market are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.  Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the direction of the Board of Trustees/Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, a Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Board of Directors of CWVF International Equity has retained a third-party fair value pricing service to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. Factors that may influence this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices. In the event of such market movements in excess of specified parameters, the Fund's service providers quantitatively estimate the fair value of each affected security.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below, and accepted. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted.  Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order" below.

CSIF Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature, which may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests are honored.  Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.  Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of any Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. In accordance with SEC rules, the Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee. If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

There is no guarantee that Calvert will detect or prevent market timing activity.

Note: This Market Timing Policy does not apply to CSIF Money Market.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only).  Orders are canceled within one business day, and the purchase price is returned to the investor.  Each Fund and CDI also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports by calling customer service at 800-368-2745.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs.  Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for CSIF Enhanced Equity and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee will be charged to your account (CSIF Money Market, $3/month;  CSIF Enhanced Equity, Calvert Large Cap Growth and Calvert Social Index Fund $15/year).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

CSIF Money Market	Accrued daily, paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to CSIF Money Market)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in CWVF International Equity, you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits. For non-fixed income Funds, some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).  A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number and Fund/class and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market only)

You may redeem shares in your CSIF Money Market account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, CSIF Money Market will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. CSIF Money Market will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

-     The Fund name and account number.
-     The amount of the transaction (in dollars or shares).
-     Signatures of all owners exactly as registered on the account (for mail requests).
-     Signature guarantees (if required).*
-     Any supporting legal documentation that may be required.
-     Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order.  The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

Each Fund (except CSIF Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

-     Redemption upon the death or disability of the shareholder, plan participant, or beneficiary."Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

-     Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-     The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-     Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.

-     Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).

-     Redemption of shares purchased with reinvested dividends or capital gain distributions.

-     Shares transferred from one retirement plan to another in the same Fund.

-     Shares redeemed as part of a retirement plan termination or restructuring.

-     Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described under "Other Calvert Features/Policies - Market Timing Policy," implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.  For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts.  There are no assurances that intermediaries will properly assess the fee.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations). The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request.

CSIF Balanced
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005
Net asset value, beginning		$28.25	$26.13
Income from investment operations
Net investment income		.55	.44
Net realized and unrealized gain (loss)		1.12	2.08
Total from investment operations		1.67	2.52
Distributions from
Net investment income		(.46)	(.40)
Total distributions		(.46)	(.40)
Total increase (decrease) in net asset value		1.21	2.12
Net asset value, ending		$29.46	$28.25

Total return*		5.94%	9.68%
Ratios to average net assets: A
Net investment income		1.90%	1.59%
Total expenses		1.21%	1.22%
Expenses before offsets		1.21%	1.22%
Net expenses		1.20%	1.21%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$525,740	$517,840

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$24.35	$21.44	$24.48
Income from investment operations
Net investment income		.36	.38	.56
Net realized and unrealized gain (loss)		1.77	2.87	(3.04)
Total from investment operations		2.13	3.25	(2.48)
Distributions from
Net investment income		(.35)	(.34)	(.56)
Total distributions		(.35)	(.34)	(.56)
Total increase (decrease) in net asset value		1.78	2.91	(3.04)
Net asset value, ending		$26.13	$24.35	$21.44

Total return*		8.77%	15.28%	(10.38%)
Ratios to average net assets: A
Net investment income		1.37%	1.67%	2.23%
Total expenses		1.25%	1.25%	1.25%
Expenses before offsets		1.25%	1.25%	1.25%
Net expenses		1.25%	1.24%	1.25%
Portfolio turnover		106%	175%	192%
Net assets, ending (in thousands)		$486,255	$480,201	$458,947

See notes to financial highlights.

CSIF Balanced
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005
Net asset value, beginning		$28.05	$25.94
Income from investment operations
Net investment income		.27	.17
Net realized and unrealized gain (loss)		1.10	2.06
Total from investment operations		1.37	2.23
Distributions from
Net investment income		(.18)	(.12)
Total distributions		(.18)	(.12)
Total increase (decrease) in net asset value		1.19	2.11
Net asset value, ending		$29.24	$28.05

Total return*		4.90%	8.62%
Ratios to average net assets: A
Net investment income		.95%	.60%
Total expenses		2.16%	2.20%
Expenses before offsets		2.16%	2.20%
Net expenses		2.15%	2.20%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$27,805	$28,592

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$24.18	$21.31	$24.33
Income from investment operations
Net investment income		.11	.13	.29
Net realized and unrealized gain (loss)		1.74	2.86	(3.01)
Total from investment operations		1.85	2.99	(2.72)
Distributions from
Net investment income		(.09)	(.12)	(.30)
Total distributions		(.09)	(.12)	(.30)
Total increase (decrease) in net asset value		1.76	2.87	(3.02)
Net asset value, ending		$25.94	$24.18	$21.31

Total return*		7.63%	14.06%	(11.31%)
Ratios to average net assets: A
Net investment income		.34%	.55%	1.17%
Total expenses		2.27%	2.34%	2.31%
Expenses before offsets		2.27%	2.34%	2.31%
Net expenses		2.26%	2.34%	2.31%
Portfolio turnover		106%	175%	192%
Net assets, ending (in thousands)		$24,839	$19,670	$14,805

See notes to financial highlights.

CSIF Balanced
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005
Net asset value, beginning		$27.79	$25.70
Income from investment operations
Net investment income		.28	.18
Net realized and unrealized gain (loss)		1.07	2.04
Total from investment operations		1.35	2.22
Distributions from
Net investment income		(.19)	(.13)
Total distributions		(.19)	(.13)
Total increase (decrease) in net asset value		1.16	2.09
Net asset value, ending		$28.95	$27.79

Total return*		4.87%	8.67%
Ratios to average net assets: A
Net investment income		.99%	.65%
Total expenses		2.11%	2.16%
Expenses before offsets		2.11%	2.16%
Net expenses		2.10%	2.15%
Portfolio turnover		73%	83%
Net assets, ending (in thousands)		$27,547	$25,980

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$23.95	$21.12	$24.10
Income from investment operations
Net investment income		.12	.13	.29
Net realized and unrealized gain (loss)		1.73	2.82	(2.96)
Total from investment operations		1.85	2.95	(2.67)
Distributions from
Net investment income		(.10)	(.12)	(.31)
Total distributions		(.10)	(.12)	(.31)
Total increase (decrease) in net asset value		1.75	2.83	(2.98)
Net asset value, ending		$25.70	$23.95	$21.12

Total return*		7.71%	14.02%	(11.25%)
Ratios to average net assets: A
Net investment income		.39%	.59%	1.20%
Total expenses		2.22%	2.31%	2.29%
Expenses before offsets		2.22%	2.31%	2.29%
Net expenses		2.22%	2.30%	2.28%
Portfolio turnover		106%	175%	192%
Net assets, ending (in thousands)		$21,819	$16,585	$12,626

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$35.38	$31.63
Income from investment operations
Net investment income (loss)		(.02)	.03
Net realized and unrealized gain (loss)		2.38	3.72
Total from investment operations		2.36	3.75
Distributions from
Net realized gains		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.77	3.75
Net asset value, ending		$37.15	$35.38

Total return*		6.74%	11.86%
Ratios to average net assets: A
Net investment income (loss)		(.06%)	.08%
Total expenses		1.23%	1.25%
Expenses before offsets		1.23%	1.25%
Net expenses		1.23%	1.24%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$907,459	$858,873

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$29.43	$23.84	$27.72
Income from investment operations
Net investment income (loss)		(.09)	(.06)	(.04)
Net realized and unrealized gain (loss)		2.29	5.67	(2.96)
Total from investment operations		2.20	5.61	(3.00)
Distributions from
Net realized gains		--	(.02)	(.88)
Total increase (decrease) in net asset value		2.20	5.59	(3.88)
Net asset value, ending		$31.63	$29.43	$23.84

Total return*		7.48%	23.56%	(11.58%)
Ratios to average net assets: A
Net investment income (loss)		(.32%)	(.26%)	(.12%)
Total expenses		1.25%	1.29%	1.29%
Expenses before offsets		1.25%	1.29%	1.29%
Net expenses		1.24%	1.29%	1.29%
Portfolio turnover		17%	29%	28%
Net assets, ending (in thousands)		$695,472	$530,322	$326,112

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$32.84	$29.61
Income from investment operations
Net investment income (loss)		(0.32)	(.24)
Net realized and unrealized gain (loss)		2.22	3.47
Total from investment operations		1.90	3.23
Distributions from
Net realized gains		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.31	3.23
Net asset value, ending		$34.15	$32.84

Total return*		5.85%	10.91%
Ratios to average net assets: A
Net investment income (loss)		(.90%)	(.77%)
Total expenses		2.06%	2.09%
Expenses before offsets		2.06%	2.09%
Net expenses		2.06%	2.09%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$95,903	$105,189

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$27.78	$22.70	$26.67
Income from investment operations
Net investment income (loss)		(.33)	(.25)	(.24)
Net realized and unrealized gain (loss)		2.16	5.35	(2.85)
Total from investment operations		1.83	5.10	(3.09)
Distributions from
Net realized gains		--	(.02)	(.88)
Total increase (decrease) in net asset value		1.83	5.08	(3.97)
Net asset value, ending		$29.61	$27.78	$22.70

Total return*		6.59%	22.50%	(12.39%)
Ratios to average net assets: A
Net investment income (loss)		(1.16%)	(1.12%)	(1.02%)
Total expenses		2.09%	2.15%	2.19%
Expenses before offsets		2.09%	2.15%	2.19%
Net expenses		2.08%	2.15%	2.19%
Portfolio turnover		17%	29%	28%
Net assets, ending (in thousands)		$86,242	$70,824	$43,091

See notes to financial highlights.

CSIF Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$30.68	$27.64
Income from investment operations.
Net investment income (loss)		(.26)	(.20)
Net realized and unrealized gain (loss)		2.06	3.24
Total from investment operations		1.80	3.04
Distributions from
Net realized gains		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		1.21	3.04
Net asset value, ending		$31.89	$30.68

Total return*		5.93%	11.00%
Ratios to average net assets: A
Net investment income (loss)		(.82%)	(.69%)
Total expenses		1.99%	2.01%
Expenses before offsets		1.99%	2.01%
Net expenses		1.98%	2.01%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$109,468	$107,305

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$25.92	$21.17	$24.91
Income from investment operations.
Net investment income (loss)		(.27)	(.22)	(.21)
Net realized and unrealized gain (loss)		1.99	4.99	(2.65)
Total from investment operations		1.72	4.77	(2.86)
Distributions from
Net realized gains		--	(.02)	(.88)
Total increase (decrease) in net asset value		1.72	4.75	(3.74)
Net asset value, ending		$27.64	$25.92	$21.17

Total return*		6.64%	22.56%	(12.34%)
Ratios to average net assets: A
Net investment income (loss)		(1.09%)	(1.06%)	(.96%)
Total expenses		2.03%	2.10%	2.14%
Expenses before offsets		2.03%	2.10%	2.14%
Net expenses		2.03%	2.09%	2.13%
Portfolio turnover		17%	29%	28%
Net assets, ending (in thousands)		$86,514	$61,897	$37,109

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005 (z)
Net asset value, beginning		$11.29	$10.43
Income from investment operations
Net investment income		.11	.13
Net realized and unrealized gain (loss)		.92	.84
Total from investment operations		1.03	.97
Distributions from:
Net investment income		(.09)	(.11)
Total distributions		(.09)	(.11)
Total increase (decrease) in net asset value		.94	.86
Net asset value, ending		$12.23	$11.29

Total return*		9.14%	9.31%
Ratios to average net assets: A
Net investment income		.96%	1.21%
Total expenses		1.22%	1.34%
Expenses before offsets		.78%	.77%
Net expenses		.75%	.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$48,265	$44,108

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.55	$7.50	$9.68
Income from investment operations
Net investment income	.	.06	.05	.03
Net realized and unrealized gain (loss)		.87	2.03	(2.17)
Total from investment operations		.93	2.08	(2.14)
Distributions from:
Net investment income		(.05)	(.03)	(.04)
Total distributions		(.05)	(.03)	(.04)
Total increase (decrease) in net asset value		.88	2.05	(2.18)
Net asset value, ending		$10.43	$9.55	$7.50

Total return*		9.73%	27.88%	(22.27%)
Ratios to average net assets: A
Net investment income		.64%	.63%	.36%
Total expenses		1.48%	1.62%	1.65%
Expenses before offsets		.77%	.77%	.77%
Net expenses		.75%	.75%	.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$39,684	$27,802	$17,663

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005 (z)
Net asset value, beginning		$10.87	$10.05
Income from investment operations
Net investment income (loss)		**	.02
Net realized and unrealized gain (loss)		.87	.81
Total from investment operations		.87	.83
Distributions from:
Net investment income		--	(.01)
Total distributions		--	(.01)
Total increase (decrease) in net asset value		.87	.82
Net asset value, ending		$11.74	$10.87

Total return*		8.00%	8.29%
Ratios to average net assets: A
Net investment income (loss)		(.04%)	.21%
Total expenses		2.26%	2.43%
Expenses before offsets		1.78%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$4,949	$4,623

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.30	$7.38	$9.60
Income from investment operations
Net investment income (loss)		(.03)	.01	(.03)
Net realized and unrealized gain (loss)		.83	1.94	(2.18)
Total from investment operations		.80	1.95	(2.21)
Distributions from:
Net investment income		(.05)	(.03)	(.01)
Total distributions		(.05)	(.03)	(.01)
Total increase (decrease) in net asset value		.75	1.92	(2.22)
Net asset value, ending		$10.05	$9.30	$7.38

Total return*		8.57%	26.55%	(23.05%)
Ratios to average net assets: A
Net investment income (loss)		(.36%)	(.37%)	(.62%)
Total expenses		2.61%	3.05%	3.44%
Expenses before offsets		1.77%	1.77%	1.77%
Net expenses		1.75%	1.75%	1.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$4,072	$2,369	$1,164

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005 (z)
Net asset value, beginning		$10.86	$10.05
Income from investment operations
Net investment income (loss)		**	.02
Net realized and unrealized gain (loss)		.87	.80
Total from investment operations		.87	.82
Distributions from:
Net investment income		--	(.01)
Total distributions		--	(.01)
Total increase (decrease) in net asset value		.87	.81
Net asset value, ending		$11.73	$10.86

Total return*		8.01%	8.19%
Ratios to average net assets: A
Net investment income (loss)		(.04%)	.21%
Total expenses		2.13%	2.30%
Expenses before offsets		1.78%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		12%	14%
Net assets, ending (in thousands)		$6,751	$5,542

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.29	$7.37	$9.58
Income from investment operations
Net investment income (loss)		(.03)	.01	(.04)
Net realized and unrealized gain (loss)		.84	1.94	(2.16)
Total from investment operations		.81	1.95	(2.20)
Distributions from:
Net investment income		(.05)	(.03)	(.01)
Total distributions		(.05)	(.03)	(.01)
Total increase (decrease) in net asset value		.76	1.92	(2.21)
Net asset value, ending		$10.05	$9.29	$7.37

Total return*		8.69%	26.59%	(23.00%)
Ratios to average net assets: A
Net investment income (loss)		(.36%)	(.36%)	(.63%)
Total expenses		2.46%	2.88%	2.93%
Expenses before offsets		1.77%	1.77%	1.77%
Net expenses		1.75%	1.75%	1.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$4,896	$2,534	$1,391

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006 (z)	2005
Net asset value, beginning		$18.76	$16.96
Income from investment operations
Net investment income (loss)		.10	.12
Net realized and unrealized gain (loss)		1.51	1.75
Total from investment operations		1.61	1.87
Distributions from
Net investment income		(.06)	(.07)
Net realized gain		(.56)	--
Total distributions		(.62)	(.07)
Total increase (decrease) in net asset value		.99	1.80
Net asset value, ending		$19.75	$18.76

Total return*		8.79%	11.03%(r)
Ratios to average net assets: A
Net investment income (loss)		.56%	.64%
Total expenses		1.36%	1.38%
Expenses before offsets		1.26%	1.28%
Net expenses		1.23%	1.27%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$58,020	$54,618

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$15.17	$12.24	$14.64
Income from investment operations
Net investment income (loss)		.03	.03	.01
Net realized and unrealized gain (loss)		1.76	2.90	(2.41)
Total from investment operations		1.79	2.93	(2.40)
Total increase (decrease) in net asset value		1.79	2.93	(2.40)
Net asset value, ending		$16.96	$15.17	$12.24

Total return*		11.80%	23.94%	(16.37%)
Ratios to average net assets: A
Net investment income (loss)		.19%	.24%	.09%
Total expenses		1.43%	1.54%	1.46%
Expenses before offsets		1.43%	1.45%	1.27%
Net expenses		1.41%	1.44%	1.25%
Portfolio turnover		13%	42%	36%
Net assets, ending (in thousands)		$55,253	$39,145	$26,842

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006 (z)	2005
Net asset value, beginning		$17.43	$15.84
Income from investment operations
Net investment income (loss)		(.07)	(.05)
Net realized and unrealized gain (loss)		1.40	1.64
Total from investment operations		1.33	1.59
Distributions from
Net realized gains		(.56)	--
Total distributions		(.56)	--
Total increase (decrease) in net asset value		.77	1.59
Net asset value, ending		$18.20	$17.43

Total return*		7.78%	10.04%(r)
Ratios to average net assets: A
Net investment income (loss)		(.38%)	(.31%)
Total expenses		2.30%	2.32%
Expenses before offsets		2.20%	2.22%
Net expenses		2.17%	2.21%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$8,156	$9,043

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$14.30	$11.67	$14.12
Income from investment operations
Net investment income (loss)		(.12)	(.10)	(.16)
Net realized and unrealized gain (loss)		1.66	2.73	(2.29)
Total from investment operations		1.54	2.63	(2.45)
Total increase (decrease) in net asset value		1.54	2.63	(2.45)
Net asset value, ending		$15.84	$14.30	$11.67

Total return*		10.77%	22.54%	(17.33%)
Ratios to average net assets: A
Net investment income (loss)		(.75%)	(.82%)	(1.11%)
Total expenses		2.37%	2.55%	2.47%
Expenses before offsets		2.37%	2.51%	2.47%
Net expenses		2.36%	2.50%	2.45%
Portfolio turnover		13%	42%	36%
Net assets, ending (in thousands)		$8,391	$6,936	$4,980

See notes to financial highlights.

CSIF Enhanced Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006 (z)	2005
Net asset value, beginning		$17.50	$15.90
Income from investment operations
Net investment income (loss)		(.06)	(.05)
Net realized and unrealized gain (loss)		1.39	1.65
Total from investment operations		1.33	1.60
Distributions from
Net realized gains		(.56)	--
Total distributions		(.56)	--
Total increase (decrease) in net asset value		.77	1.60
Net asset value, ending		$18.27	$17.50

Total return*		7.75%	10.06%(r)
Ratios to average net assets: A
Net investment income (loss)		(.33%)	(.29%)
Total expenses		2.25%	2.28%
Expenses before offsets		2.15%	2.18%
Net expenses		2.12%	2.17%
Portfolio turnover		47%	38%
Net assets, ending (in thousands)		$7,846	$7,344

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$14.35	$11.71	$14.16
Income from investment operations
Net investment income (loss)		(.10)	(.10)	(.16)
Net realized and unrealized gain (loss)		1.65	2.74	(2.29)
Total from investment operations		1.55	2.64	(2.45)
Total increase (decrease) in net asset value		1.55	2.64	(2.45)
Net asset value, ending		$15.90	$14.35	$11.71

Total return*		10.80%	22.54%	(17.28%)
Ratios to average net assets: A
Net investment income (loss)		(.72%)	(.83%)	(1.10%)
Total expenses		2.34%	2.56%	2.47%
Expenses before offsets		2.34%	2.51%	2.47%
Net expenses		2.32%	2.50%	2.45%
Portfolio turnover		13%	42%	36%
Net assets, ending (in thousands)		$6,038	$4,433	$3,060

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$29.32	$24.37
Income from investment operations
Net investment income (loss)		(.10)	(.12)
Net realized and unrealized gain (loss)		1.39	5.07
Total from investment operations		1.29	4.95
Total increase (decrease) in net asset value		1.29	4.95
Net asset value, ending		$30.61	$29.32

Total return*		4.40%	20.31%
Ratios to average net assets: A
Net investment income (loss)		(.43%)	(.72%)
Total expenses		1.52%	1.56%
Expenses before offsets		1.52%	1.56%
Net expenses		1.51%	1.55%
Portfolio turnover		34%	61%
Net assets, ending (in thousands)		$842,433	$373,113

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$21.09	$16.25	$19.19
Income from investment operations
Net investment income (loss)		(.10)	(.16)	(.10)
Net realized and unrealized gain (loss)		3.38	5.00	(2.84)
Total from investment operations		3.28	4.84	(2.94)
Total increase (decrease) in net asset value		3.28	4.84	(2.94)
Net asset value, ending		$24.37	$21.09	$16.25

Total return*		15.55%	29.78%	(15.32%)
Ratios to average net assets: A
Net investment income (loss)		(.87%)	(1.07%)	(.64%)
Total expenses		1.85%	2.53%	2.48%
Expenses before offsets		1.62%	1.70%	1.42%
Net expenses		1.61%	1.68%	1.39%
Portfolio turnover		56%	78%	71%
Net assets, ending (in thousands)		$97,781	$18,139	$8,758

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$27.97	$23.47
Income from investment operations
Net investment income (loss)		(.32)	(.32)
Net realized and unrealized gain (loss)		1.30	4.82
Total from investment operations		.98	4.50
Total increase (decrease) in net asset value		.98	4.50
Net asset value, ending		$28.95	$27.97

Total return*		3.50%	19.17%
Ratios to average net assets: A
Net investment income (loss)		(1.28%)	(1.62%)
Total expenses		2.36%	2.47%
Expenses before offsets		2.36%	2.47%
Net expenses		2.36%	2.46%
Portfolio turnover		34%	61%
Net assets, ending (in thousands)		$43,415	$29,861

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$20.50	$15.96	$19.04
Income from investment operations
Net investment income (loss)		(.29)	(.28)	(.25)
Net realized and unrealized gain (loss)		3.26	4.82	(2.83)
Total from investment operations		2.97	4.54	(3.08)
Total increase (decrease) in net asset value		2.97	4.54	(3.08)
Net asset value, ending		$23.47	$20.50	$15.96

Total return*		14.49%	28.45%	(16.18%)
Ratios to average net assets: A
Net investment income (loss)		(1.89%)	(2.07%)	(1.64%)
Total expenses		2.76%	3.51%	3.61%
Expenses before offsets		2.62%	2.70%	2.42%
Net expenses		2.61%	2.68%	2.39%
Portfolio turnover		56%	78%	71%
Net assets, ending (in thousands)		$12,614	$4,705	$2,074

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$28.10	$23.55
Income from investment operations
Net investment income (loss)		(.26)	(.25)
Net realized and unrealized gain (loss)		1.27	4.80
Total from investment operations		1.01	4.55
Total increase (decrease) in net asset value		1.01	4.55
Net asset value, ending		$29.11	$28.10

Total return*		3.59%	19.32%
Ratios to average net assets: A
Net investment income (loss)		(1.19%)	(1.54%)
Total expenses		2.28%	2.39%
Expenses before offsets		2.28%	2.39%
Net expenses		2.27%	2.38%
Portfolio turnover		34%	61%
Net assets, ending (in thousands)		$91,505	$41,036

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$20.59	$16.02	$19.12
Income from investment operations
Net investment income (loss)		(.24)	(.26)	(.24)
Net realized and unrealized gain (loss)		3.20	4.83	(2.86)
Total from investment operations		2.96	4.57	(3.10)
Total increase (decrease) in net asset value		2.96	4.57	(3.10)
Net asset value, ending		$23.55	$20.59	$16.02

Total return*		14.38%	28.53%	(16.21%)
Ratios to average net assets: A
Net investment income (loss)		(1.88%)	(2.08%)	(1.64%)
Total expenses		2.74%	3.78%	3.96%
Expenses before offsets		2.62%	2.70%	2.42%
Net expenses		2.61%	2.68%	2.39%
Portfolio turnover		56%	78%	71%
Net assets, ending (in thousands)		$11,288	$2,635	$1,234

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$23.42	$21.60
Income from investment operations
Net investment income (loss)		(.27)	(.31)
Net realized and unrealized gain (loss)		.87	2.13
Total from investment operations		.60	1.82
Total increase (decrease) in net asset value		.60	1.82
Net asset value, ending		$24.02	$23.42

Total return*		2.56%	8.43%
Ratios to average net assets: A
Net investment income (loss)		(1.05%)	(1.26%)
Total expenses		1.71%	1.68%
Expenses before offsets		1.71%	1.68%
Net expenses		1.69%	1.68%
Portfolio turnover		31%	157%
Net assets, ending (in thousands)		$103,499	$110,970

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$19.82	$15.79	$19.35
Income from investment operations
Net investment income (loss)		(.32)	(.26)	(.29)
Net realized and unrealized gain (loss)		2.10	4.29	(3.26)
Total from investment operations		1.78	4.03	(3.55)
Distributions from
Net realized gain		--	--	(.01)
Total distributions		--	--	(.01)
Total increase (decrease) in net asset value		1.78	4.03	(3.56)
Net asset value, ending		$21.60	$19.82	$15.79

Total return*		8.98%	25.52%	(18.36%)
Ratios to average net assets: A
Net investment income (loss)		(1.41%)	(1.48%)	(1.47%)
Total expenses		1.73%	1.82%	1.74%
Expenses before offsets		1.73%	1.82%	1.74%
Net expenses		1.72%	1.81%	1.73%
Portfolio turnover		101%	170%	93%
Net assets, ending (in thousands)		$111,520	$104,878	$83,643

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$21.76	$20.24
Income from investment operations
Net investment income (loss)		(.49)	(.49)
Net realized and unrealized gain (loss)		.86	2.01
Total from investment operations		.37	1.52
Total increase (decrease) in net asset value		.37	1.52
Net asset value, ending		$22.13	$21.76
Total return*		1.70%	7.51%
Ratios to average net assets: A
Net investment income (loss)		(1.91%)	(2.12%)
Total expenses		2.57%	2.54%
Expenses before offsets		2.57%	2.54%
Net expenses		2.55%	2.53%
Portfolio turnover		31%	157%
Net assets, ending (in thousands)		$13,752	$16,503

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$18.73	$15.07	$18.64
Income from investment operations
Net investment income (loss)		(.48)	(.39)	(.44)
Net realized and unrealized gain (loss)		1.99	4.05	(3.12)
Total from investment operations		1.51	3.66	(3.56)
Distributions from
Net realized gain		--	--	(.01)
Total distributions		--	--	(.01)
Total increase (decrease) in net asset value		1.51	3.66	(3.57)
Net asset value, ending		$20.24	$18.73	$15.07

Total return*		8.06%	24.29%	(19.11%)
Ratios to average net assets: A
Net investment income (loss)		(2.28%)	(2.45%)	(2.38%)
Total expenses		2.60%	2.79%	2.65%
Expenses before offsets		2.60%	2.79%	2.65%
Net expenses		2.59%	2.78%	2.64%
Portfolio turnover		101%	170%	93%
Net assets, ending (in thousands)		$16,936	$15,152	$11,534

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$21.10	$19.62
Income from investment operations
Net investment income (loss)		(.42)	(.44)
Net realized and unrealized gain (loss)		.79	1.92
Total from investment operations		.37	1.48
Total increase (decrease) in net asset value		.37	1.48
Net asset value, ending		$21.47	$21.10
Total return*		1.75%	7.54%
Ratios to average net assets: A
Net investment income (loss)		(1.84%)	(2.07%)
Total expenses		2.49%	2.49%
Expenses before offsets		2.49%	2.49%
Net expenses		2.47%	2.49%
Portfolio turnover		31%	157%
Net assets, ending (in thousands)		$12,831	$14,038

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$18.15	$14.59	$18.02
Income from investment operations
Net investment income (loss)		(.43)	(.37)	(.42)
Net realized and unrealized gain (loss)		1.90	3.93	(3.00)
Total from investment operations		1.47	3.56	(3.42)
Distributions from
Net realized gain		--	--	(.01)
Total distributions		--	--	(.01)
Total increase (decrease) in net asset value		1.47	3.56	(3.43)
Net asset value, ending		$19.62	$18.15	$14.59

Total return*		8.10%	24.40%	(18.99%)
Ratios to average net assets: A
Net investment income (loss)		(2.23%)	(2.35%)	(2.32%)
Total expenses		2.55%	2.69%	2.59%
Expenses before offsets		2.55%	2.69%	2.59%
Net expenses		2.54%	2.68%	2.58%
Portfolio turnover		101%	170%	93%
Net assets, ending (in thousands)		$12,914	$10,896	$8,365

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$20.29	$16.60
Income from investment operations
Net investment income (loss)		.24	.21
Net realized and unrealized gain (loss)		3.51	3.59
Total from investment operations		3.75	3.80
Distributions from
Net investment income		(.17)	(.11)
Total distributions		(.17)	(.11)
Total increase (decrease) in net asset value		3.58	3.69
Net asset value, ending		$23.87	$20.29

Total return*		18.58%	22.95%
Ratios to average net assets: A
Net investment income (loss)		1.19%	1.23%
Total expenses		1.73%	1.86%
Expenses before offsets		1.72%	1.86%
Net expenses		1.71%	1.85%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$401,195	$297,151

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004 (z)	2003	2002
Net asset value, beginning		$14.55	$11.99	$13.65
Income from investment operations
Net investment income (loss)		.10	.09	.01
Net realized and unrealized gain (loss)		2.12	2.53	(1.59)
Total from investment operations	.	2.22	2.62	(1.58)
Distributions from
Net investment income		(.17)	(.06)	--
Net realized gains		--	--	(.08)
Total distributions		(.17)	(.06)	(.08)
Total increase (decrease) in net asset value		2.05	2.56	(1.66)
Net asset value, ending		$16.60	$14.55	$11.99

Total return*		15.30%	21.93%	(11.69%)
Ratios to average net assets: A
Net investment income (loss)		.60%	.72%	.06%
Total expenses		1.97%	2.07%	2.02%
Expenses before offsets		1.97%	2.05%	2.00%
Net expenses		1.96%	2.05%	1.99%
Portfolio turnover		72%	71%	106%
Net assets, ending (in thousands)		$213,524	$162,699	$129,887

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$18.61	$15.30
Income from investment operations
Net investment income (loss)		.06	.15
Net realized and unrealized gain (loss)		3.18	3.16
Total from investment operations		3.24	3.31
Distributions from:
Net investment income		**	--
Total distributions		**	--
Total increase (decrease) in net asset value		3.24	3.31
Net asset value, ending		$21.85	$18.61

Total return*		17.43%	21.63%
Ratios to average net assets: A
Net investment income (loss)		.18%	.20%
Total expenses		2.73%	2.92%
Expenses before offsets		2.72%	2.92%
Net expenses		2.70%	2.91%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$18,053	$14,232

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004 (z)	2003	2002
Net asset value, beginning		$13.57	$11.33	$13.09
Income from investment operations
Net investment income (loss)		(.08)	(.08)	(.16)
Net realized and unrealized gain (loss)		1.97	2.38	(1.52)
Total from investment operations		1.89	2.30	(1.68)
Distributions from:
Net investment income		(.16)	(.06)	--
Net realized gains		--	--	(.08)
Total distributions		(.16)	(.06)	(.08)
Total increase (decrease) in net asset value		1.73	2.24	(1.76)
Net asset value, ending		$15.30	$13.57	$11.33

Total return*		13.95%	20.34%	(12.96%)
Ratios to average net assets: A
Net investment income (loss)		(.54%)	(.64%)	(1.22%)
Total expenses		3.14%	3.44%	3.33%
Expenses before offsets		3.14%	3.42%	3.31%
Net expenses		3.13%	3.41%	3.31%
Portfolio turnover		72%	71%	106%
Net assets, ending (in thousands)		$8,934	$6,176	$4,424

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$18.18	$14.91
Income from investment operations
Net investment income (loss)		.13	.15
Net realized and unrealized gain (loss)		3.06	3.12
Total from investment operations		3.19	3.27
Distributions from:
Net investment income		(.03)	--
Total distributions		(.03)	--
Total increase (decrease) in net asset value		3.16	3.27
Net asset value, ending		$21.34	$18.18

Total return*		17.55%	21.93%
Ratios to average net assets: A
Net investment income (loss)		.38%	.38%
Total expenses		2.57%	2.75%
Expenses before offsets		2.56%	2.75%
Net expenses		2.55%	2.74%
Portfolio turnover		120%	49%
Net assets, ending (in thousands)		$32,723	$22,856

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004 (z)	2003	2002
Net asset value, beginning		$13.18	$10.97	$12.64
Income from investment operations
Net investment income (loss)		(.04)	(.03)	(.12)
Net realized and unrealized gain (loss)		1.92	2.30	(1.47)
Total from investment operations	.	1.88	2.27	(1.59)
Distributions from
Net investment income		(.15)	(.06)	--
Net realized gains		--	--	(.08)
Total distributions		(.15)	(.06)	(.08)
Total increase (decrease) in net asset value		1.73	2.21	(1.67)
Net asset value, ending		$14.91	$13.18	$10.97

Total return*		14.33%	20.72%	(12.71%)
Ratios to average net assets: A
Net investment income (loss)		(.25%)	(.27%)	(.95%)
Total expenses		2.85%	3.09%	3.05%
Expenses before offsets		2.85%	3.07%	3.04%
Net expenses		2.84%	3.07%	3.03%
Portfolio turnover		72%	71%	106%
Net assets, ending (in thousands)		$14,533	$9,764	$7,021

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$18.25	$18.70
Income from investment operations
Net investment income (loss)		(.21)	(.06)
Net realized and unrealized gain (loss)		(.22)	.22
Total from investment operations		(.43)	.16
Distributions from
Net realized gain		(1.90)	(.61)
Total distributions		(1.90)	(.61)
Total increase (decrease) in net asset value		(2.33)	(.45)
Net asset value, ending		$15.92	$18.25

Total return*		(3.04%)	0.64%
Ratios to average net assets: A
Net investment income (loss)		(1.10%)	(0.28%)
Total expenses		1.74%	1.71%
Expenses before offsets		1.74%	1.71%
Net expenses		1.73%	1.70%
Portfolio turnover		160%	169%
Net assets, ending (in thousands)		$121,941	$172,540

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$16.43	$13.61	$15.39
Income from investment operations
Net investment income (loss)		(.10)	(.15)	.19
Net realized and unrealized gain (loss)		2.37	3.11	(1.60)
Total from investment operations		2.27	2.96	(1.41)
Distributions from
Net investment income		--	(.13)	--
Net realized gain		--	(.01)	(.37)
Total distributions		--	(.14)	(.37)
Total increase (decrease) in net asset value		2.27	2.82	(1.78)
Net asset value, ending		$18.70	$16.43	$13.61

Total return*		13.82%	21.89%	(9.65%)
Ratios to average net assets: A
Net investment income (loss)		(0.53%)	(1.03%)	1.11%
Total expenses		1.69%	1.77%	1.70%
Expenses before offsets		1.69%	1.76%	1.70%
Net expenses		1.68%	1.75%	1.70%
Portfolio turnover		54%	54%	41%
Net assets, ending (in thousands)		$214,143	$157,611	$109,207

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$16.84	$17.45
Income from investment operations
Net investment income (loss)		(.36)	(.24)
Net realized and unrealized gain (loss)		(.16)	.24
Total from investment operations		(.52)	(.00)
Distributions from
Net realized gain		(1.90)	(.61)
Total distributions		(1.90)	(.61)
Total increase (decrease) in net asset value		(2.42)	(.61)
Net asset value, ending		$14.42	$16.84

Total return*		(3.91%)	(0.25%)
Ratios to average net assets: A
Net investment income (loss)		(2.02%)	(1.18%)
Total expenses		2.66%	2.61%
Expenses before offsets		2.66%	2.60%
Net expenses		2.65%	2.60%
Portfolio turnover		160%	169%
Net assets, ending (in thousands)		$14,425	$20,309

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$15.47	$12.94	$14.80
Income from investment operations
Net investment income (loss)		(.24)	(.22)	.03
Net realized and unrealized gain (loss)		2.22	2.88	(1.52)
Total from investment operations		1.98	2.66	(1.49)
Distributions from
Net investment income		--	(.12)	--
Net realized gain		--	(.01)	(.37)
Total distributions		--	(.13)	(.37)
Total increase (decrease) in net asset value		1.98	2.53	(1.86)
Net asset value, ending		$17.45	$15.47	$12.94

Total return*		12.80%	20.71%	(10.59%)
Ratios to average net assets: A
Net investment income (loss)		(1.42%)	(2.02%)	.18%
Total expenses		2.58%	2.76%	2.76%
Expenses before offsets		2.58%	2.75%	2.76%
Net expenses		2.57%	2.74%	2.76%
Portfolio turnover		54%	54%	41%
Net assets, ending (in thousands)		$26,089	$19,522	$11,878

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$16.98	$17.57
Income from investment operations
Net investment income (loss)		(.33)	(.21)
Net realized and unrealized gain (loss)		(.18)	.23
Total from investment operations		(.51)	.02
Distributions from
Net realized gain		(1.90)	(.61)
Total distributions		(1.90)	(.61)
Total increase (decrease) in net asset value		(2.41)	(.59)
Net asset value, ending		$14.57	$16.98

Total return*		(3.81%)	(0.13%)
Ratios to average net assets: A
Net investment income (loss)		(1.89%)	(1.06%)
Total expenses		2.53%	2.50%
Expenses before offsets		2.53%	2.49%
Net expenses		2.52%	2.48%
Portfolio turnover		160%	169%
Net assets, ending (in thousands)		$17,270	$23,131

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$15.57	$13.00	$14.85
Income from investment operations
Net investment income (loss)		(.21)	(.23)	.04
Net realized and unrealized gain (loss)		2.21	2.93	(1.52)
Total from investment operations		2.00	2.70	(1.48)
Distributions from
Net investment income		--	(.12)	--
Net realized gain		--	(.01)	(.37)
Total distributions		--	(.13)	(.37)
Total increase (decrease) in net asset value		2.00	2.57	(1.85)
Net asset value, ending		$17.57	$15.57	$13.00

Total return*		12.85%	20.93%	(10.49%)
Ratios to average net assets: A
Net investment income (loss)		(1.33%)	(1.89%)	0.27%
Total expenses		2.49%	2.64%	2.60%
Expenses before offsets		2.49%	2.62%	2.60%
Net expenses		2.48%	2.61%	2.59%
Portfolio turnover		54%	54%	41%
Net assets, ending (in thousands)		$27,501	$19,092	$13,260

See notes to financial highlights.

Calvert Small Cap Value
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005 #(z)
Net asset value, beginning		$16.16	$15.00
Income from investment operations
Net investment income		(.04)	(.15)
Net realized and unrealized gain (loss)		1.08	1.31
Total from investment operations		1.04	1.16
Distributions from
Net realized gain		(.01)	--
Total distributions		(.01)	--
Total increase (decrease) in net asset value		1.03	1.16
Net asset value, ending		$17.19	$16.16

Total return*		6.43%	7.73%
Ratios to average net assets: A
Net investment income		(.30%)	(1.01%) (a)
Total expenses		1.98%	2.40% (a)
Expenses before offsets		1.77%	1.80% (a)
Net expenses		1.69%	1.69% (a)
Portfolio turnover		63%	39%
Net assets, ending (in thousands)		$28,584	$19,060

		Periods Ended
		September 30,	September 30,
Class C Shares		2006	2005 ## (z)
Net asset value, beginning		$16.09	$15.70
Income from investment operations
Net investment income		(.12)	(.13)
Net realized and unrealized gain (loss)		.98	.52
Total from investment operations		.86	.39
Distributions from
Net realized gain		(.01)	--
Total distributions		(.01)	--
Total increase (decrease) in net asset value		0.85	.39
Net asset value, ending		$16.94	$16.09

Total return*		5.34%	2.48%
Ratios to average net assets: A
Net investment income		(1.29%)	(2.04%) (a)
Total expenses		6.11%	21.28% (a)
Expenses before offsets		2.77%	2.80% (a)
Net expenses		2.69%	2.69% (a)
Portfolio turnover		63%	24%
Net assets, ending (in thousands)		$734	$203

See notes to financial highlights.

Calvert Mid Cap Value
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005#(z)
Net asset value, beginning		$17.16	$15.00
Income from investment operations
Net investment income		.04	(.14)
Net realized and unrealized gain (loss)		1.42	2.30
Total from investment operations		1.46	2.16
Distributions from
Net realized gain		(.23)	--
Total distributions		(.23)	--
Total increase (decrease) in net asset value		1.23	2.16
Net asset value, ending		$18.39	$17.16

Total return*		8.60%	14.40%
Ratios to average net assets: A
Net investment income		.27%	(.89%) (a)
Total expenses		1.76%	2.29% (a)
Expenses before offsets		1.67%	1.69% (a)
Net expenses		1.59%	1.59% (a)
Portfolio turnover		37%	55%
Net assets, ending (in thousands)		$34,010	$19,362

		Periods Ended
		September 30,	September 30,
Class C Shares		2006	2005##(z)
Net asset value, beginning		$17.09	$16.62
Income from investment operations
Net investment income		(.08)	(.13)
Net realized and unrealized gain (loss)		1.35	.60
Total from investment operations		1.27	.47
Distributions from
Net realized gain		(.23)	--
Total distributions		(.23)	--
Total increase (decrease) in net asset value		1.04	.47
Net asset value, ending		$18.13	$17.09

Total return*		7.51%	2.83%
Ratios to average net assets: A
Net investment income		(.66%)	(1.86%) (a)
Total expenses		4.44%	11.25% (a)
Expenses before offsets		2.67%	2.69% (a)
Net expenses		2.59%	2.59% (a)
Portfolio turnover		37%	34%
Net assets, ending (in thousands)		$1,366	$382

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class A Shares		2006	2005
Net asset value, beginning		$16.18	$16.33
Income from investment operations
Net investment income		.64	.47
Net realized and unrealized gain (loss)		(.05)	.32
Total from investment operations		.59	.79
Distributions from
Net investment income		(.64)	(.48)
Net realized gains		(.30)	(.46)
Total distributions		(.94)	(.94)
Total increase (decrease) in net asset value		(.35)	(.15)
Net asset value, ending		$15.83	$16.18

Total return*		3.82%	5.05%
Ratios to average net assets: A
Net investment income		4.16%	3.00%
Total expenses		1.14%	1.16%
Expenses before offsets		1.14%	1.16%
Net expenses		1.13%	1.16%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$336,698	$237,396

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004	2003	2002
Net asset value, beginning		$16.29	$15.80	$16.38
Income from investment operations
Net investment income		.45	.58	.80
Net realized and unrealized gain (loss)		.48	.67	(.01)
Total from investment operations		.93	1.25	.79
Distributions from
Net investment income		(.45)	(.56)	(.82)
Net realized gains		(.44)	(.20)	(.55)
Total distributions		(.89)	(.76)	(1.37)
Total increase (decrease) in net asset value		.04	.49	(.58)
Net asset value, ending		$16.33	$16.29	$15.80

Total return*		5.97%	8.20%	5.18%
Ratios to average net assets: A
Net investment income		2.82%	3.62%	5.07%
Total expenses		1.19%	1.18%	1.19%
Expenses before offsets		1.19%	1.18%	1.19%
Net expenses		1.18%	1.17%	1.18%
Portfolio turnover		244%	395%	607%
Net assets, ending (in thousands)		$172,470	$148,791	$128,077

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class B Shares		2006	2005
Net asset value, beginning		$16.11	$16.27
Income from investment operations
Net investment income		.50	.32
Net realized and unrealized gain (loss)		(.05)	.31
Total from investment operations		.45	.63
Distributions from
Net investment income		(.50)	(.33)
Net realized gains		(.30)	(.46)
Total distributions		(.80)	(.79)
Total increase (decrease) in net asset value		(.35)	(.16)
Net asset value, ending		$15.76	$16.11

Total return*		2.89%	4.03%
Ratios to average net assets: A
Net investment income		3.17%	2.03%
Total expenses		2.09%	2.11%
Expenses before offsets		2.09%	2.11%
Net expenses		2.08%	2.10%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$17,154	$18,559

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004	2003	2002
Net asset value, beginning		$16.22	$15.75	$16.32
Income from investment operations
Net investment income		.31	.43	.65
Net realized and unrealized gain (loss)		.49	.66	--
Total from investment operations		.80	1.09	.65
Distributions from
Net investment income		(.31)	(.42)	(.67)
Net realized gains		(.44)	(.20)	(.55)
Total distributions		(.75)	(.62)	(1.22)
Total increase (decrease) in net asset value		.05	.47	(.57)
Net asset value, ending		$16.27	$16.22	$15.75

Total return*		5.11%	7.13%	4.26%
Ratios to average net assets: A
Net investment income		1.93%	2.70%	4.10%
Total expenses		2.09%	2.08%	2.13%
Expenses before offsets		2.09%	2.08%	2.13%
Net expenses		2.08%	2.07%	2.12%
Portfolio turnover		244%	395%	607%
Net assets, ending (in thousands)		$17,605	$18,860	$14,305

See notes to financial highlights.

CSIF Bond
Financial Highlights

		Years Ended
		September 30,	September 30,
Class C Shares		2006	2005
Net asset value, beginning		$16.09	$16.25
Income from investment operations
Net investment income		.51	.34
Net realized and unrealized gain (loss)		(.04)	.30
Total from investment operations		.47	.64
Distributions from
Net investment income		(.51)	(.34)
Net realized gains		(.30)	(.46)
Total distributions		(.81)	(.80)
Total increase (decrease) in net asset value		(.34)	(.16)
Net asset value, ending		$15.75	$16.09

Total return*		3.01%	4.09%
Ratios to average net assets: A
Net investment income		3.31%	2.13%
Total expenses		1.99%	2.04%
Expenses before offsets		1.99%	2.04%
Net expenses		1.98%	2.03%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$27,447	$19,276

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004	2003	2002
Net asset value, beginning		$16.21	$15.73	$16.30
Income from investment operations
Net investment income		.31	.43	.63
Net realized and unrealized gain (loss)		.48	.67	.01
Total from investment operations		.79	1.10	.64
Distributions from
Net investment income		(.31)	(.42)	(.66)
Net realized gains		(.44)	(.20)	(.55)
Total distributions		(.75)	(.62)	(1.21)
Total increase (decrease) in net asset value		.04	.48	(.57)
Net asset value, ending		$16.25	$16.21	$15.73

Total return*		5.06%	7.21%	4.24%
Ratios to average net assets: A
Net investment income		1.94%	2.71%	4.07%
Total expenses		2.07%	2.07%	2.13%
Expenses before offsets		2.07%	2.07%	2.13%
Net expenses		2.06%	2.06%	2.12%
Portfolio turnover		244%	395%	607%
Net assets, ending (in thousands)		$13,130	$11,320	$9,278

See notes to financial highlights.

CSIF Money Market
Financial Highlights

		Years Ended
		September 30,	September 30,
		2006	2005
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.039	.019
Distributions from
Net investment income		(.039)	(.019)

Net asset value, ending		$1.00	$1.00

Total return*		3.97%	1.94%
Ratios to average net assets: A
Net investment income		3.90%	1.91%
Total expenses		.86%	.91%
Expenses before offsets		.86%	.88%
Net expenses		.85%	.87%
Net assets, ending (in thousands)		$166,592	$160,218

			Years Ended
		September 30,	September 30,	September 30,
		2004	2003	2002
Net asset value, beginning		$1.00	$1.00	$1.00
Income from investment operations
Net investment income		.004	.006	.015
Distributions from
Net investment income		(.004)	(.006)	(.015)
Net asset value, ending		$1.00	$1.00	$1.00

Total return*		.44%	.63%	1.49%
Ratios to average net assets: A
Net investment income		.44%	.63%	1.48%
Total expenses		.91%	.90%	.89%
Expenses before offsets		.88%	.88%	.88%
Net expenses		.87%	.87%	.87%
Net assets, ending (in thousands)		$169,916	$181,788	$192,680

See notes to financial highlights.

NOTES TO FINANCIAL HIGHLIGHTS

A     Total expensesdo not reflect amounts reimbursed and/or waived by the advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

*     Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**     Distribution is less than $0.01 per share.

(a)     Annualized.

(r)     Total return would have been 10.86%, 9.79% and 9.81% for Classes A, B and C, respectively, of CSIF Enhanced Equity, without the payment by affiliate.

(z)      Per share figures are calculated using the Average Shares Method.

#     From October 1, 2004 inception.

##     From April 1, 2005 inception.

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
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800-368-2745

Service for Existing Accounts:
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Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
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Calvert Website
Address: www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report (except for CSIF Money Market), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Funds' SAIs and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Website
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (CSIF)
no. 811- 06563 (CWVF International Equity and Calvert Capital Accumulation)
no. 811- 3416 (Calvert New Vision Small Cap)
no. 811-09877 (Calvert Social Index Fund)
no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)

Printed on recycled paper using soy inks


Prospectus

January 31, 2007
Class I (Institutional) Shares

- Calvert Social Investment Fund (CSIF) Balanced Portfolio
- CSIF Equity Portfolio
- Calvert Social Index Fund
- CSIF Enhanced Equity Portfolio
- Calvert Large Cap Growth Fund
- Calvert Capital Accumulation Fund
- Calvert World Values International Equity Fund
- Calvert New Vision Small Cap Fund
- Calvert Small Cap Value Fund
- Calvert Mid Cap Value Fund
- CSIF Bond Portfolio
- Calvert Income Fund
- Calvert Short Duration Income Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Calvert
Investments that make a difference

A UNIFI Company

PROSPECTUS
January 31, 2007

About the Funds
Investment Objective, Strategy,
Principal Risks, Past
Performance
CSIF Balanced	4
CSIF Equity	8
Calvert Social Index Fund	11
CSIF Enhanced Equity	14
Calvert Large Cap Growth	18
Calvert Capital Accumulation	22
CWVF International Equity	26
Calvert New Vision Small Cap	30
Calvert Small Cap Value	33
Calvert Mid Cap Value	36
CSIF Bond	39
Calvert Income	44
Calvert Short Duration Income	49
Fees and Expenses	54
Principal Investment Strategies and Risks	63

About Social Investing
Investment Selection Process	71
Socially Responsible Investment Criteria	72
Special Investment Programs	75
High Social Impact Investments	75
Special Equities	76
Manager Discovery Program	76
Shareholder Advocacy and Social Responsibility	76

About Your Investment
About Calvert	77
Advisor, Subadvisors and Portfolio Managers	77
Advisory Fees	86
How to Open an Account	87
How Shares are Priced	87
When Your Account Will be Credited	89
Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)	89
Dividends, Capital Gains and Taxes	93
How to Sell Shares	95
Financial Highlights	98

Note:  Class I shares may not be available in all Funds.  Please call 1-800-327-2109 for availability.

CSIF Balanced

Objective

CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments.  Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds, including mortgage-backed securities.

CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the portfolio quarterly to adjust for changes in market value. The equity portion of the Fund is, primarily, a large cap core U.S. domestic portfolio, although it may have other investments, including some foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the Subadvisors, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The market prices of stocks or bonds decline.

-     The individual stocks and bonds in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct.

For the fixed-income securities held in the Fund, the credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.  Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.  Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Balanced Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index and the Lehman U.S. Credit Index, widely recognized unmanaged indexes of common stock and bond prices, respectively. It also shows the Fund's returns compared to the Lipper Mixed-Asset Target Allocation Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e., does not reflect deduction of the Class A front-end sales charge) is used during the periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period June 30, 2003 through December 27, 2004, inclusive. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Balanced
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q2 '03	10.00%
Worst Quarter: (of periods shown)	Q3 '01	-10.47%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(2/26/99)
CSIF Balanced:
Return before taxes	8.97%	5.19%	3.38%
Return after taxes on
distributions	8.52%	4.68%	2.09%
Return after taxes on
distributions and sale
of Fund shares	6.05%	4.19%	2.15%
Russell 1000 Index	15.46%	6.82%	3.94%
Lehman U.S. Credit Index	4.26%	5.90%	6.18%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	11.95%	6.15%	4.89%

  (Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Equity

Objective

CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.   "Equity securities" for purposes of this 80% policy means common stock.  The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.  The Fund invests primarily in the common stocks of U.S. large-cap companies, although it may have other investments, including some foreign stocks and mid-cap stocks.  The Fund defines large-cap companies as those whose market capitalization falls within the range of the S&P 500 Index.  The S&P 500 Index is reconstituted from time to time.  The market capitalization range for the S&P 500 Index was $1.4 billion to $446.9 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion.   The Fund also may purchase stocks outside the S&P 500 Index. Investment returns will be primarily from changes in the price of the Fund's holdings (capital appreciation).

The Subadvisor looks for established companies with a history of steady earnings growth.  Companies are selected based on the Subadvisor's opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     For the foreign securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's ("S&P") 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Equity
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '01	15.31%
Worst Quarter: (of periods shown)	Q3 '02	-16.10%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(11/1/99)
CSIF Equity:
Return before taxes	10.77%	5.54%	7.19%
Return after taxes on
distributions	10.11%	5.36%	6.51%
Return after taxes on
distributions and sale
of Fund shares	7.87%	4.77%	5.96%
S&P 500 Index	15.78%	6.18%	2.29%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance for the Fund as of 11/30/99 is:  Return before taxes 6.65%; Return after taxes on distributions 5.97%; Return after taxes on distributions and sale of Fund shares 5.48%; and the performance for Lipper Multi-Cap Core Funds Avg. is 4.42%.

Calvert Social Index Fund

Objective

Calvert Social Index Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index.  The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. Under normal circumstances, the Fund will invest at least 95% of its net assets (including borrowings for investment purposes) in securities contained in the Index. The Fund will provide shareholders with at least 60 days' notice before changing this policy. Generally, the Fund sells securities only to reflect a change in the Calvert Social Index.

Calvert Social Index Performance

The Calvert Social Index measures the performance of those companies that meet the social investment criteria selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, listed on the NYSE or NASDAQ-AMEX. As of December 31, 2006, the capitalization range of the Index was $693 million to $293.5 billion, and the weighted average capitalization was $73 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index.  As of December 31, 2006, there were 633 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert's evaluation of an issuer's conduct relative to the Fund's social criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for social criteria and other factors.

The socially responsible criteria are described below under "Socially Responsible Investment Criteria." Calvert continuously evaluates the performance of companies included in the Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-     The stock market or the Calvert Social Index goes down.

-     An index fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Social Index Fund Performance

The following bar chart and table show the Fund's annual returns and its long-term performance.  The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Calvert Social Index.  It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Social Index Fund
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q2 '03	16.34%
Worst Quarter: (of periods shown)	Q3 '02	-17.65%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since Inception
			(6/30/00)
Calvert Social Index Fund:
Return before taxes	11.94%	4.26%	-1.41%
Return after taxes on
distributions	11.80%	4.10%	-1.57%
Return after taxes on
distributions and sale
of Fund shares	7.96%	3.63%	-1.24%
Calvert Social Index	12.06%	4.66%	-1.07%
Lipper Multi-Cap Core Funds Avg.	13.31%	6.64%	3.25%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

CSIF Enhanced Equity

Objective

CSIF Enhanced Equity seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index.  It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in common stock of U.S. companies that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential for return. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities.  "Equity securities" for purposes of this 80% policy means common stock.  The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of the latest reconstitution, the average market capitalization of the Russell 1000 Index was approximately $65 billion.  As of December 31, 2006, the capitalization range of the Index was $343 million to $446.9 billion. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $20 billion.

CSIF Enhanced Equity follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics.  The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.

The first step of the investment strategy is to identify those stocks in the Russell 1000 Index which meet the Fund's social screening criteria. From this list of stocks, the Subadvisor chooses stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though certain industries may be eliminated from the Fund by the screens, the factor model permits mathematical substitutes which the Subadvisor expects to mimic the return characteristics of the missing industries and stocks.

The final step in the process is to apply the Subadvisor's proprietary valuation method which attempts to identify the stocks which have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value and momentum of market sentiment. These three measures are combined to create a single composite score of each stock's attractiveness. The Fund is constructed from securities that meet its social criteria, weighted through a mathematical process that seeks to reduce risk vis-à-vis the Russell 1000 Index. The Subadvisor may choose to sell a security when it no longer appears attractive under this process.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform the stock market for any of the following reasons:

-     The stock market or the Russell 1000 Index goes down.

-     The individual stocks in the Fund or the enhanced equity modeling portfolio do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The Fund has operating expenses; a market index does not. The Fund - while expected to track its target index as closely as possible while satisfying its own investment and social criteria - will not be able to match the performance of the index exactly.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Fund is not sponsored, sold, promoted, or endorsed by the Frank Russell Company.

Tracking the Russell 1000 Index

The Subadvisor expects the annual tracking error, relative to the return of the Index before deducting expenses, to be within certain limits established by the Advisor and Subadvisor.  The Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

CSIF Enhanced Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance.  The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 1000 Index, a widely recognized unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e., does not reflect deduction of the Class A front-end sales charge) is used during the periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through April 29, 2005, inclusive. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Enhanced Equity
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '99	14.72%
Worst Quarter: (of periods shown)	Q3 '02	-16.05%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(4/15/98)
CSIF Enhanced Equity:
Return before taxes	13.04%	5.79%	4.72%
Return after taxes on
distributions	12.28%	5.53%	4.52%
Return after taxes on
distributions and sale
of Fund shares	9.48%	5.03%	4.09%
Russell 1000 Index	15.46%	6.82%	4.73%
Lipper Multi-Cap
Core Funds Avg.	13.31%	6.64%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance for the Fund as of 4/30/98 is:  Return before taxes 4.86%; Return after taxes on distributions 4.66%; Return after taxes on distributions and sale of Fund shares 4.22%; and the performance for Lipper Multi-Cap Core Funds Avg. is 5.69%.

Calvert Large Cap Growth

Objective

Calvert Large Cap Growth seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more). The S&P 500 Index with dividends reinvested serves as a proxy for "stock market" in this objective.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. common stocks of companies that meet the Fund's investment and social criteria. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in large cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund defines "large cap" companies as those whose market capitalization falls within the range of the S&P 500 Index. The S&P 500 Index is reconstituted from time to time. The market capitalization range for the S&P 500 Index was $1.4 billion to $446.9 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion. The Fund also may purchase stocks outside the S&P 500 Index. The Fund invests in both value and growth companies. Value stocks are those priced cheaply relative to some financial measures of worth. Growth stocks have faster increasing sales and earnings.

As part of a secondary portfolio strategy, the Subadvisor may purchase or sell "traditional" (i.e., exchange-traded) stock index options or futures for purposes of hedging, speculation or leverage. The Subadvisor would use these investments only in its effort to keep the long-term average market risk of the Fund roughly equal to the market itself. For example, when market conditions are favorable in the view of the Subadvisor, the Fund may use options and index futures to increase exposure to the market.  When market conditions appear unfavorable, the Fund may use options and index futures to reduce exposure to the market.   In this regard, to increase market exposure, the Fund may establish long futures positions and buy call options on stock indices.  To reduce market exposure, the Fund may buy put options on stock indices and establish short futures positions on stock indices correlated to the Fund's portfolio.  At any one point in time, the Fund's market exposure may be as high as 150% or as low as 50% of the market. The Advisor and Subadvisor believe that the use of these instruments is conservative; they do not try to leverage overall market risk in the long term.

The Fund may also invest up to 10% of its net assts in foreign securities

The Subadvisor to the Fund purchases and sells securities for the Fund's portfolio based on information derived from its proprietary stock ranking and rating models. Stocks that are rated as sufficiently attractive in the models are subject to purchase. When a holding of the Fund deteriorates in ranking or rating, it is subject to sale.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

-     The use of stock index futures and options may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  At any one point in time, the Fund's market exposure may be as high as 150% of the market through the use of stock index futures and options.  A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date.  An option gives the holder a right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof).  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified price.  A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price.  Stock index futures and options are derivatives.  A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment.  If changes in a derivative's value do not correspond to changes in the value of the Fund's other investments, the Fund may not fully benefit from or could lose money on the derivative position.  Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation.  In addition, derivatives may be less liquid and more difficult to value.

-     The prices of growth company securities held by the Fund may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad.  Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Large Cap Growth Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index of common stock prices. It also compares the Fund's performance to the Lipper Multi-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. Pursuant to an Agreement and Plan of Reorganization, the Social Responsibility Portfolio of Bridgeway Fund, Inc. ("Bridgeway") was reorganized into the Class I Shares of the Calvert Large Cap Growth Fund, which commenced operations on 10/31/00.  Performance results prior to 10/31/00 for Class I Shares of Calvert Large Cap Growth Fund reflect the performance of Bridgeway. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Large Cap Growth
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q4 '99	40.66%
Worst Quarter: (of periods shown)	Q1 '01	-22.53%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	10 years
Calvert Large Cap Growth:
Return before taxes	5.12%	8.71%	10.57%
Return after taxes on
distributions	5.12%	8.71%	10.07%
Return after taxes on
distributions and sale
of Fund shares	3.33%	7.57%	9.18%
S&P 500 Index	15.78%	6.18%	8.42%
Lipper Multi-Cap
Growth Funds Avg.	8.19%	4.78%	7.52%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Capital Accumulation

Objective

Calvert Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

Investments are primarily in the common stocks of mid-size U.S. companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. The Russell Midcap Growth Index undergoes an annual reconstitution. The market capitalization range for the Russell Midcap Growth Index was $343 million to $21.2 billion as of December 31, 2006. Under normal circumstances, the Fund seeks to have a weighted average market capitalization between $2 billion and $12 billion. The Fund also may purchase stocks outside the Russell Midcap Growth Index.  Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Prices of mid-cap stocks may respond to market activity differently from, and can be more volatile than, those of larger more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Capital Accumulation Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell Midcap Growth Index.  This is a widely recognized unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Growth Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during the periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the period January 18, 2002 through June 3, 2003, inclusive. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Capital Accumulation
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q4 '01	22.61%
Worst Quarter: (of periods shown)	Q3 '01	-24.74%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert Capital Accumulation:
Return before taxes	6.98%	1.95%	3.15%
Return after taxes on
distributions	6.98%	1.95%	2.52%
Return after taxes on
distributions and sale
of Fund shares	4.54%	1.90%	2.57%
Russell Midcap Growth Index	10.66%	8.22%	6.31%
Lipper Mid-Cap Growth Funds Avg.	8.54%	5.88%	6.44%

  (Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert World Values Fund, Inc. (CWVF) International Equity

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of foreign companies.  "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares.  The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.  The Fund invests primarily in the common and preferred stocks of non-U.S. large cap companies using a core investment approach. The Fund defines "non-U.S. large cap" companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (MSCI) EAFE Index. The MSCI EAFE Index undergoes a quarterly reconstitution. The market capitalization range for the MSCI EAFE Index was $294 million to $241.2 billion as of December 31, 2006.  Under normal circumstances, the Fund seeks to have a weighted average market capitalization of at least $10 billion.

The Fund will generally hold stocks of companies from the constituent countries of the MSCI EAFE Index, but may opportunistically invest in other countries, including some emerging markets stocks.  The Subadvisor uses an investment process that focuses on deriving returns from individual stock selection (bottom-up).  The Subadvisor creates original fundamental research on a broad range of non-U.S. securities and applies a set of quantitative screening models to identify stocks that are expected to provide returns that are superior to that of the benchmark.  These models evaluate stocks based on fundamental valuation judgments and market activity.  The Subadvisor constructs the portfolio in a manner that attempts to control the level of risk in the portfolio, relative to the benchmark, the MSCI EAFE Index. As stocks improve or decline in rating over successive periodic model evaluations, they are gradually added to or sold from the portfolio.

No more than 5% of the Fund's net assets will be invested in U.S. companies (excluding High Social Impact and Special Equities investments). See "Special Investment Programs" below.

The Fund may also invest in American Depositary Receipts ("ADRs"), which are U.S. dollar denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends.  Normally, less information is available on unsponsored ADRs.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock markets go down (including those outside the U.S.)

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

-     Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rare of successful smaller companies, especially during extended periods of economic expansion.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  CWVF International Equity Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the MCSI EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world. It also shows the Fund's returns compared to the Lipper International Multi-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CWVF International Equity
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q2 '03	17.38%
Worst Quarter: (of periods shown)	Q3 '01	-17.04%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(2/26/99)
CWVF International Equity:
Return before taxes	27.47%	14.01%	6.46%
Return after taxes on
distributions	24.47%	13.52%	5.71%
Return after taxes on
distributions and sale
of Fund shares	20.16%	12.33%	5.36%
MSCI EAFE Index	26.86%	15.43%	7.92%
Lipper International Multi-Cap Core Funds Avg.	25.19%	14.51%	9.43%

  (Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert New Vision Small Cap

Objective

Calvert New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks of U.S. companies that meet the Fund's investment and social criteria.  This objective may be changed by the Fund's Board of Trustees without shareholder approval.

Principal Investment Strategies

At least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small-cap companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation).

The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Subadvisor may elect to sell a security when deteriorating business or financial prospects, excessive valuation, or other factors that conflict with the original rationale that support investing in the company make the investment less attractive in the Subadvisor's opinion.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert New Vision Small Cap Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. There have been periods during the reporting period when there were no shareholders in Class I. For purposes of reporting Average Annual Total Return, Class A (not offered in this prospectus) performance at NAV (i.e. does not reflect deduction of the Class A front-end sales charge) is used during the periods in which there were no shareholders in Class I. For purposes of this Average Annual Total Return, the Class A performance at NAV was used during the periods January 18, 2002 through January 30, 2003, inclusive and March 12, 2003 through July 31, 2003, inclusive. Because Class A has higher expenses, its performance is lower than Class I would have realized in the same period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert New Vision Small Cap
Year-by-Year Total Return

Best Quarter:    (of periods shown)            Q1 '00         18.68%
Worst Quarter:  (of periods shown)            Q3 '02         -21.69%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert New Vision Small Cap:
Return before taxes	0.75%	2.46%	8.34%
Return after taxes on
distributions	0.75%	1.99%	7.51%
Return after taxes on
distributions and sale
of Fund shares	0.49%	2.13%	7.01%
Russell 2000 Index	18.37%	11.39%	10.71%
Lipper Small-Cap Core Funds Avg.	14.87%	11.44%	12.96%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Small Cap Value

Objective

Calvert Small Cap Value seeks to provide long-term capital appreciation primarily through investment in small company U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies small companies as having a market capitalization of $2 billion or less at the time of initial purchase.

The Fund seeks to identify the common stocks of undervalued companies with long-term growth potential. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact.  See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The market may not recognize a security's intrinsic value for a long time.

-     A stock judged to be undervalued by the Fund's Advisor may actually be appropriately priced.

-     Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Small Cap Value Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class I shares for the past calendar year. The table compares the Fund's performance over time to that of the Russell 2000 Value Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Small Cap Value
Year-by-Year Total Return

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(4/29/05)
Small Cap Value:
Return before taxes	20.96%	16.01%
Return after taxes on distributions	20.96%	15.95%
Return after taxes on distributions
and sale of Fund shares	13.63%	13.66%
Russell 2000 Value Index	23.48%	23.33%
Lipper Small-Cap Core Funds Avg.	14.87%	18.94%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Mid Cap Value

Objective

Calvert Mid Cap Value will seek primarily to provide long-term capital appreciation through investment in mid-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies

The Fund will offer opportunities for long-term capital appreciation with a moderate degree of risk through a mix of mid-sized company stocks that meet the Fund's investment and social criteria. Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of mid-size U.S. companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. Calvert quantifies mid-size companies as those within the range of market capitalizations of the Russell Midcap Value Index where companies had a capitalization of $1.1 billion to $19.1 billion as of December 31, 2006. Under normal circumstances, the Fund seeks to have a weighted average market capitalization of between $2 and $10 billion.

The Advisor defines the mid cap category based upon the constitution of the Russell Midcap Value Index, which had the market capitalization range stated above. The Russell Midcap Value Index undergoes an annual reconstitution. The annual index reconstitution as well as the general nature of an index means that the constitution of the Russell Midcap Value Index will vary due to market changes, which can also affect the market capitalization range. Any changes to the constitution and market capitalization of the Russell Midcap Value Index will cause the Advisor's universe of stocks and range of market capitalizations to change accordingly. The Advisor may also purchase companies outside of the Russell Midcap Value Index.

Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). Generally, the Advisor sells when a stock's target price is reached, when the issuer or industry suffers negative changes, or when there is a change in the investment criteria that prompted the initial purchase.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

-     The stock market goes down.

-     The individual stocks in the Fund do not perform as well as expected, and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     The market may not recognize a security's intrinsic value for a long time.

-     A stock judged to be undervalued by the Fund's Advisor may actually be appropriately priced.

-     The possibility of greater risk by investing in medium-sized companies rather than larger, more established companies.Small- and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Prices of mid-cap stocks may respond to market activity differently from, and can be more volatile than, those of larger more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

-     Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Mid Cap Value Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Fund's Class I shares for the past calendar year. The table compares the Fund's performance over time to that of the Russell Midcap Value Index. This is a widely recognized, unmanaged index of common stock prices.   It also shows the Fund's returns compared to the Lipper Mid-Cap Core Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Mid Cap Value
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '06	6.51%
Worst Quarter (of periods shown)	Q2 '06	-1.86%

Average Annual Total Returns (as of 12-31-06)
(with maximum sales charge deducted)

	1 year	Since
		Inception
		(6/27/05)
Mid Cap Value:
Return before taxes	14.59%	12.87%
Return after taxes on distributions	14.38%	12.37%
Return after taxes on distributions
and sale of Fund shares	9.76%	10.76%
Russell Midcap Value Index	20.22%	18.73%
Lipper Mid-Cap Core Funds Avg.	12.22%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance as of  6/30/05 is as follows: Return before taxes is 11.96%; Return after taxes on distributions is 11.51%; Return after taxes on distributions and sale of Fund shares is 10.04%; and Lipper Mid-Cap Core Funds Average is 13.52%.

CSIF Bond

Objective

CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. At least 65% of the Fund's net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security's given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by U.S. corporations and U.S. agencies (e.g., Government National Mortgage Association), the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Fund also may invest in taxable municipal securities and asset-backed securities ("ABS") of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS. The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-dominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuer's securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to maximize income to the extent consistent with preservation of capital. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity, and cooperative effort. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social impact. See "Investment Selection Process."

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, for any of the following reasons:

-     The market prices of bonds decline.

-     The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.  Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.  Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-     The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-     The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

-     Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

-     For the bonds in default (rated "D" by S&P or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

-     For corporate and taxable municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-     Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security in order to assign a rating to the security.

-     For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CSIF Bond Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CSIF Bond
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q1 '01	7.83%
Worst Quarter: (of periods shown)	Q2 '04	-1.71%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(3/31/00)
CSIF Bond:
Return before taxes	4.95%	6.41%	7.30%
Return after taxes on
distributions	3.16%	4.28%	4.73%
Return after taxes on
distributions and sale
of Fund shares	3.21%	4.26%	4.70%
Lehman U.S. Credit Index	4.26%	5.90%	7.07%
Lipper Corporate Debt Funds A-Rated Average	3.86%	4.82%	5.78%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Income

Objective

Calvert Income seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine its position on the security given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs").The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the CMO tranche purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-dominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuer's securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-     The market prices of bonds decline.

-     The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.  Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.  Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-     The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-     The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

-     Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

-     For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

-     Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security in order to assign a rating to the security.

-     For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-     For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Income Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman U.S. Credit Index, a widely recognized unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Income
Year-by-Year Total Return

Best Quarter: (of periods shown )	Q1 '01	8.02%
Worst Quarter: (of periods shown)	Q2 '04	-1.53%

Average Annual Total Returns (as of 12-31-06)

	1 year	5 years	Since
			Inception
			(2/26/99)
Calvert Income:
Return before taxes	5.42%	7.05%	7.90%
Return after taxes on
distributions	3.52%	4.67%	4.99%
Return after taxes on
distributions and sale
of Fund shares	3.50%	4.66%	4.99%
Lehman U.S. Credit Index	4.26%	5.90%	6.18%
Lipper Corporate Debt Funds BBB-Rated Avg.	4.65%	5.72%	5.85%

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Short Duration Income

Objective

Calvert Short Duration Income seeks to maximize income to the extent consistent with preservation of capital, through investment in short term bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the security's fundamentals with the credit research team and determine its position on the security's given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade in a security's credit quality rating is not an automatic signal to sell/buy that security.

The Fund invests principally in bonds issued by the U.S. Treasury and its agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations ("CMOs") and ABS.The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or ABS classes with a higher priority of payment.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are U.S. dollar-dominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuer's securities the U.S. bank holds in the country of origin. The Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table below and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-     The market prices of bonds decline.

-     The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligtions when due.

-     The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE.  Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), typically reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower.  Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

-     The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.

-     There is the risk that changes in interest rates will adversely affect the value of an investor's securities.

-     The Advisor's allocation among different sectors of the bond market and among bonds with maturities of different length does not perform as well as expected.

-     The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-     The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

-     Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

-     For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.

-     Unrated securities, while not necessarily of lower quality than rated securities, generally do not have a broad market. Before purchasing an unrated security, the Advisor intends to analyze the creditworthiness of the issuer of the security and of any financial institution or other party responsible for payments on the security in order to assign a rating to the security.

-     For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

-     For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

-     The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Calvert Short Duration Income Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how performance of the Class I shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman 1-5 Year Credit Index, a widely recognized unmanaged index of investment-grade credits with maturities between one and five years. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.  The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Calvert Short Duration Income
Year-by-Year Total Return

Best Quarter: (of periods shown)	Q2 '03	3.41%
Worst Quarter: (of periods shown)	Q2 '04	-0.68%

Average Annual Total Returns (as of 12-31-06)

	1 year	Since
		Inception
		(2/26/02)
Calvert Short Duration Income:
Return before taxes	5.61%	6.43%
Return after taxes on
distributions	3.80%	4.46%
Return after taxes on
distributions and sale
of Fund shares	3.67%	4.34%
Lehman 1-5 Year Credit Index	4.69%	4.50%
Lipper Short Investment Grade Debt Funds Average	4.17%	*

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

*   For comparison purposes to Lipper, performance for the Fund as of 2/28/02 is:  Return before taxes 6.37%; Return after taxes on distributions 4.41%; Return after taxes on distributions and sale of Fund shares 4.30%; and the performance for Lipper Short Investment Grade Debt Funds Avg. is 2.93%.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund Operating Expenses are deducted from Fund assets.

CSIF Balanced

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.52%
Acquired fund fees and expenses5	0.13%
Total annual fund operating expenses	1.20%
Less fee waiver and/or expense reimbursement3	(0.35%)
Net expenses6, *	0.85%

*  Net Expenses shown in the Fee and Expense Table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights;  the Financial Highlights expense ratio of 0.72% reflects the operating expenses of the Fund and does not include Acquired fund fees and expenses.

CSIF Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses	0.68%

Calvert Social Index Fund

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2,
(deducted from fund assets)
Management fees	0.325%
Distribution and service (12b-1) fees	None
Other expenses	0.475%
Total annual fund operating expenses	0.80%
Less fee waiver and/or expense reimbursement3	(0.59%)
Net expenses	0.21%

CSIF Enhanced Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2,4
(deducted from fund assets)
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.20%
Less fee waiver and/or expense reimbursement3	(0.39%)
Net expenses	0.81%

Calvert Large Cap Growth

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.97%

Calvert Capital Accumulation

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	1.15%
Total annual fund operating expenses	1.90%
Less fee waiver and/or expense reimbursement3	(1.04%)
Net expenses	0.86%

CWVF International Equity

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.89%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Acquired fund fees and expenses5	0.02%
Total annual fund operating expenses6, *	1.09%

*  Total Annual Fund Operating Expenses  shown in the Fee and Expense Table do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights;  the Financial Highlights expense ratio of 1.07% reflects the operating expenses of the Fund and does not include Acquired fund fees and expenses.

Calvert New Vision Small Cap

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.25%
Total annual fund operating expenses	1.10%
Less fee waiver and/or expense reimbursement3	(0.18%)
Net expenses	0.92%
Calvert Small Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.85%
Distribution and service (12b-1) fees	None
Other expenses	0.65%
Total annual fund operating expenses	1.50%
Less fee waiver and/or expense reimbursement3	(0.58%)
Net expenses	0.92%

Calvert Mid Cap Value

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	1.79%
Total annual fund operating expenses	2.54%
Less fee waiver and/or expense reimbursement3	(1.68%)
Net expenses	0.86%

CSIF Bond

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.11%
Total annual fund operating expenses	0.56%

Calvert Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.56%

Calvert Short Duration Income

Shareholder Fees
(fees paid directly from your account)
Redemption fee1	2.0%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges,
within7days of purchase.

Annual Fund Operating Expenses2
(deducted from fund assets)
Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.76%
Total annual fund operating expenses	1.21%
Less fee waiver and/or expense reimbursement3	(0.46%)
Net expenses	0.75%

Explanation of Fees and Expenses Table

1     The redemption fee applies to redemptions, including exchanges, within 7 days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2     Annual fund operating expenses are based on expenses for the Fund's most recent fiscal year unless otherwise indicated. For Calvert Short Duration Income, expenses are based on projected expenses for the current fiscal year. Management fees include the Subadvisory fees paid by the Advisor ("Calvert"), or in the case of Calvert Large Cap Growth, the Fund, to the Subadvisor, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. The subadvisory fees for Calvert Large Cap Growth are subject to a performance adjustment, which could cause the fee to be as high as 0.70% or as low as 0.20%, depending on the Fund's performance relative to the S&P 500 Index.

3     Calvert has agreed to contractually limit direct net annual fund operating expenses for all of the Funds' Class I shares (other than CSIF Equity, CSIF Bond and Calvert Income) through January 31, 2008 or, in the case of Calvert Social Index Fund, January 31, 2016. This expense limitation does not limit the acquired fund fees and expenses incurred by a shareholder. Only the Board of Trustees/Directors of the applicable Fund may terminate the Fund's expense cap for the contractual period. Subject to the qualifications discussed below, direct net operating expenses will not exceed the following: 0.72% for CSIF Balanced; 0.21% for Calvert Social Index Fund; 0.81% for CSIF Enhanced Equity; 0.90% for Calvert Large Cap Growth; 0.86% for Calvert Capital Accumulation, 1.10% for CWVF International Equity; 0.92% for Calvert New Vision Small Cap; 0.92% for Calvert Small Cap Value; 0.86% for Calvert Mid Cap Value; and 0.75% for Calvert Short Duration Income. The contractual expense cap is shown as "Net expenses", except for Calvert Large Cap Growth whose cap is 0.90%, exclusive of any performance fee adjustment. The amount shown in the table reflects a positive 0.07% performance fee adjustment. The maximum performance fee adjustment is 0.25%. Accordingly, assuming no change in assets, the adjustment would have the effect of raising net expenses to a maximum of 1.15% for Calvert Large Cap Growth.  The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments and taxes. The Fund does not expect to incur a material amount of interest expense in the fiscal year. Each Fund has an expense offset arrangement with its custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund's uninvested cash balances.  These credits are used to reduce the Fund's expenses.  Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor benefits from the expense offset arrangement and the Advisor's obligation under the contractual limitation is reduced by the credits earned.  Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the Financial Highlights Section, as the difference between line item "Expenses Before Offset" and "Net Expenses." The amount the Advisor benefited from the credit did not exceed 0.02% for any Fund except for Calvert Social Index Fund, CSIF Enhanced Equity, Calvert Small Cap Value and Calvert Mid Cap Value, which earned 0.03%, 0.03%, 0.08% and 0.08% respectively, for the most recent fiscal year. See Statement of Additional Information "Investment Advisor and Subadvisors."

4     Calvert voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of CSIF Enhanced Equity. This waiver is contingent upon the continued service by SSgA Funds Management, Inc. as Subadvisor to the Fund at an annual fee of 25 basis points, and Calvert may cease this waiver at any time. Due to the contractual expense limitation discussed in footnote 3 above, the voluntary waiver did not further reduce net expenses for Class I shares of this Fund for the fiscal year ended September 30, 2006.

5     Acquired Fund Fees and Expenses represent the underlying management fees and expenses, including any incentive allocations (typically 20%), of the private limited partnerships and limited liability companies  (collectively, "Partnerships") that the Fund has acquired through its Special Equities investment program.  This amount is based on historic fees and expenses, and the Partnership performance where applicable, and may be substantially higher or lower from year to year.

6     Total Annual Fund Operating Expenses  shown in the "Fees and Expenses" table (net Expenses for CSIF Balanced) do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights;  the Financial Highlights expense ratio (0.72% for CSIF Balanced and 1.07% for CWVF International Equity) reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-     You invest $1,000,000 in the Fund for the time periods indicated;

-     You reinvest all dividends and distributions;

-     Your investment has a 5% return each year;

-     The Fund's operating expenses remain the same; and

-     Any expense limitation is in effect for year one.

The expense example for Calvert Large Cap Growth reflects a positive 0.07% performance fee adjustment for all years shown, based on the most recent fiscal year's results.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 year	3 years	5 years	10 years
CSIF Balanced	$8,676	$34,631	$62,596	$142,354
CSIF Equity	6,947	21,754	37,868	84,653
Calvert Social Index Fund	2,150	6,765	11,832	26,783
CSIF Enhanced Equity	8,270	34,235	62,210	141,999
Calvert Large Cap Growth	9,895	30,899	53,629	118,971
Capital Accumulation	8,778	49,587	92,966	213,742
CWVF International Equity	11,113	34,660	60,084	132,870
Calvert New Vision Small Cap	9,388	33,187	58,879	132,406
Calvert Small Cap Value	9,388	41,714	76,343	174,093
Calvert Mid Cap Value	8,778	62,991	119,903	274,897
CSIF Bond	5,724	17,947	31,279	70,146
Calvert Income	5,724	17,947	31,279	70,146
Calvert Short Duration Income	7,659	33,853	62,070	142,518

Principal Investment Strategies and Risks

The most concise description of each Fund's principal investment strategies and associated risks is under the earlier summary for each Fund. On the following pages are brief descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the table below shows each Fund's limitations as a percentage of either its net or total assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J     Fund currently uses as a principal investment strategy

q     Permitted, but not a principal investment strategy
       (% of assets allowable, if restricted)

8     Not permitted

xN   Allowed up to x% of Fund's net assets

xT    Allowed up to x% of Fund's total assets

NA   Not applicable to this type of fund

	C S I F B a l a n c e d	C S I F E q u i t y	C a l v e r t S o c i a l I n d e x F u n d	C S I F E n h a n c e d E q u i t y	C a l v e r t L a r g e C a p G r o w t h	C a l v e r t C a p i t a l A c c u m u l a t i o n	C W V F I n t e r n a t i o n a l E q u i t y	C a l v e r t N e w V i s i o n S m a l l C a p	C a l v e r t S m a l l C a p V a l u e	C a l v e r t M i d C a p V a l u e	C S I F B o n d	C a l v e r t I n c o m e	C a l v e r t S h o r t D u r a t i o n I n c o m e
Investment Strategies

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase your tax liability. Risks: Opportunity, Market and Transaction.

	J	q	q	q	q	q	q	q	q	q	J	J	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in short-term interest-bearing securities. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

	q	q	q	q	q	q	q	q	q	q	q	q	q

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purpose of managing duration. Any short sales are "covered" with an equivalent amount of high quality, liquid securities. Risks: Correlation and Opportunity.	8	8	8	8	8	8	8	8	8	8	8	J	J

Conventional Securities

Stocks in General. The Fund is subject to stock market risk. Stock prices overall may decline over short or even long periods. The Fund is also subject to investment style risk, which is the chance that returns from the type of stocks it purchases (large-cap, mid-cap, growth, value, etc.) will trail returns from other asset classes or the overall stock market. Each type of stock tends to go through cycles of doing better or worse than the stock market in general. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Risks: Market.

	J	J	J	J	J	J	J	J	J	J	NA	NA	NA

Foreign securities. Securities issued by companies whose principal place of business is located outside the U.S.. For funds that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information and Political.	25 N	25N	5 N1	8	10 N	25 N	J	15 T2	10 N	10 N	25 N	25 N	25 N

Small cap stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks: Market, Liquidity and Information.

	q	q	q	q	q	q	q	J	J	J	NA	NA	NA

1     Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the Index.  The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on the NYSE or AMEX/NASDAQ.

2     Calvert New Vision Small Cap may invest only in American Depositary Receipts (ADRs) --  dollar-denominated receipts representing shares of a foreign issuer. ADRs are traded on U.S. exchanges. See the SAI.

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market and Credit.	J	q	NA	NA	q	q	q	q	q	q	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	15 N3	15 N 3	NA 3	NA	q	10 N 3	5 N 3	5 N 3	q	q	35 N 3	35 N	35 N

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.

	J	q	q	NA	q	q	q	q	q	q	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid. Risks: Liquidity, Market and Transaction.

	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N	15 N

3 Excludes any high social impact investments.

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and Liquidity.

	J	q	NA	NA	q	q	q	q	q	q	J	J	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate.

	J	q	NA	NA	q	q	q	q	q	q	J	J	J

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity and Opportunity.	q	q	NA	NA	q	5 T	5 T	8	q	q	q	5 T	5 T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	5 T4	5 T4	NA	5 T4	J 6	5 T4	5 T4	5 T4	5 T4	5 T4	5 T4	q	q

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity.

	5 N5	5 N5	5 N5	5 N5	J 7	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5	5 N5

4 Based on net premium payments.

5 Based on initial margin required to establish the position.

6 Up to 5% of total assets based on net premium payments.

7 Up to 5% of net assets based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Investment Risk Type

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another.  If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur.  For example, a hedge may exacerbate losses instead of reducing them.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency.  Foreign currencies "float" in value against the U.S. dollar.  Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities.  When interest rates rise, the value of fixed-income securities will generally fall.  Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities.  Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market.  This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold.  A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that unanticipated prepayments may occur, typically reducing the value of a mortgage-backed security.  The Fund must then reinvest those assets at the current market rate, which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

What is Indexing? (Calvert Social Index Fund)

An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index.

An index fund's goals are to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The socially responsible criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different than those of the overall market, and those overweightings/ underweightings may be out of favor in the market. To track its target index as closely as possible, the Calvert Social Index Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Investment Selection Process (not applicable to Calvert Income and Calvert Short Duration Income)

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria.  To the greatest extent possible, the Funds seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria.  Investments for a Fund must meet the minimum standards for all of the Fund's financial and social criteria. Investments in fixed income securities for Calvert's socially screened funds may be made prior to the application of social analysis, due to the nature of fixed income market, where unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed income security is immediately evaluated according to the Fund's social criteria and if it is not found to meet the minimum standards for the Fund's social criteria, the security must be sold as soon as is possible, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets that Fund's social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company's equity and its debt.

Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, or create biases for certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

Each Fund may invest in Exchange-Traded Funds ("ETFs") for the limited purpose of hedging the Fund's cash position back to the Fund's applicable benchmark.  The ETFs in which a Fund may invest will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by that Fund.  In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund's social investment criteria.   The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to the Fund's applicable benchmark while enabling it to manage its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, Calvert believes that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Calvert believes that those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below.  These criteria represent standards of behavior which few, if any, organizations totally satisfy.  As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

CSIF Portfolios, Calvert Capital Accumulation, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert New Vision Small Cap, Calvert Small Cap Value and Calvert Mid Cap Value:

The Funds seek to invest in companies that:

-     Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

-     Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

-     Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-     Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

-     Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-     Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-     Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Funds seek to avoid investing in companies that:

-     Are the subjectof serious labor related actions by federal, state or local regulatory agencies.

-     Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-     Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

-     Have a pattern and practice of violating the rights of indigenous peoples.

-     Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-     Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

-     Manufacture tobacco products.

-     Are significantly involved in the design, manufacture, sales or distribution of weapons.

-     Are significantly involved in the manufacture of alcoholic beverages.

-     Have direct involvement in gambling operations.

-     Have poor corporate governance or engage in harmful or unethical business practices.

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

CWVF International Equity

The spirit of CWVF International Equity's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities.  Due to these factors, the CWVF International Equity social investment standards are less stringent than those of CSIF.

CWVF International Equity seeks to invest in companies that:

-     Take positive steps to improve environmental management and performance, and provide innovative and forward-looking solutions to environmental problems through their products and services.

-     Have positive labor practices, including hiring and promoting women and ethnic minorities; respecting the right to form unions and bargain collectively; complying, at a minimum, with domestic hour and wage laws; and providing good health and safety standards.  We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria.

-     Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

-     Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

-     Produce or market products and services that are safe and enhance the health or quality of life of consumers.

-     Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

-     Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

CWVF International Equity seeks to avoid investing in companies that:

-     Directly contribute to the systematic denial of basic human rights.

-     Demonstrate a pattern of employing forced, compulsory or child labor.

-     Have poor environmental compliance and performance records and lack programs and policies to address environmental impacts; or whose business or operations threaten environmental sustainability; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

-     Have poor corporate governance or engage in harmful or unethical business practices.

-     Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

-     Are significantly involved in the design, manufacture, sales or distribution of weapons.

-     Derive more than 10% of revenues from the production of tobacco or alcohol products.

Special Investment Programs

As part of Calvert's and Fund shareholders' ongoing commitment to providing and fostering innovative initiatives, certain Funds invest a small percentage of their respective assets in special investment programs  -- High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

High Social Impact Investments

CSIF Balanced, CSIF Bond and CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert New Vision Small Cap, Calvert Social Index Fund, Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 3% for each of CWVF International Equity and Capital Accumulation and up to 1% for each of the other Funds listed above) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, the Funds believe that these investments have a significant social return through their impact in our local communities. A Fund's High Social Impact Investments are valued under the direction of the Fund's Board.

Pursuant to an exemptive order, the Funds invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Group, Ltd., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets directly in non-profit or not-for-profit community development organizations and community development banks that focus on low income housing, economic development and business development in urban and rural communities. The Funds may also invest directly in high social impact issuers.

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund's ability to track the Index. For this reason, the Fund may engage in this program only if it has $50 million or greater in assets, and its High Social Impact Investments will be limited to 1% of its assets if it commences the program.

Special Equities

CSIF Balanced, CSIF Equity, CWVF International Equity, Calvert Capital Accumulation, Calvert Large Cap Growth and Calvert Social Index Fund

Each of these Funds has a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments.  Special Equities involve a high degree of risk -- they are subject to liquidity, information, and if a debt investment, credit risk. A Fund's Special Equities are valued under the direction of the Fund's Board. Calvert Social Index Fund may engage in this program only if it has $50 million or greater in assets, and its Special Equities investments will be limited to 1% of its assets if it commences the program.

Pursuant to approval by the Board of Trustees/Directors of each Fund, the Special Equities Committee of each Fund has retained Stephen Moody and Jean-Luc Park  as consultants to administer the Special Equities Program.

Manager Discovery Program

As part of Calvert's and CSIF shareholders' ongoing commitment to promoting equal opportunity, Calvert has introduced the Manager Discovery Program as a component of CSIF Balanced.  The program allocates up to 5% of CSIF Balanced's assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of the equity portion of CSIF Balanced. The Manager Discovery Program seeks to bring a dynamic new perspective to CSIF Balanced, while maintaining Calvert's long-standing commitment to seeking financial performance and societal impact.

Shareholder Advocacy and Social Responsibility

As each Fund's investment advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert seeks to positively influence corporate behavior through its role as a shareholder by moving companies toward higher standards of social and environmental responsibility. Calvert's activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its social research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management's successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and social responsibility at annual stockholder meetings. Calvert takes its voting responsibility seriously and votes all proxies consistent with the financial and social objectives of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of social issues. It files shareholder resolutions when its dialogue with corporate management proves unsuccessful to encourage a company to take action. In most cases, Calvert's efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in the company's first-ever disclosure of its equal employment policies, programs and workforce demographics.

About Calvert

Calvert Asset Management Company, Inc.  (Calvert), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2006, Calvert was the investment advisor for 40 mutual fund portfolios, including the first family and broadest array of socially screened funds, and had over $13.5 billion in assets under management.

Advisor, Subadvisors and Portfolio Managers

Information is provided below identifying each individual and or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the respective Fund.

CSIF Balanced

Calvert Asset Management Company, Inc.

See "About Calvert" above.

Steve Falci, Calvert's Chief Investment Officer for Equities, handles the allocation of assets and Portfolio Managers for CSIF Balanced.

Gregory Habeeb manages the day-to-day investment of the fixed-income investments of CSIF Balanced.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Steve Falci	Chief Investment Officer, Equities , and Senior Vice President	Since October 2003	2000-2003: Senior Portfolio Manager, Mellon Equity Associates 2003-2006: CIO, Equities, Calvert Mr. Falci has 19 years of experience in the securities industry.	Asset and Portfolio Manager Allocations for CSIF Balanced

Fixed Income Investments of CSIF Balanced

Calvert Asset Management Company, Inc.

Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team

Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997 Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Lead Portfolio Manager

Equity Investments of CSIF Balanced

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of CSIF Balanced since June 30, 2004.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Michelle Clayman, CFA	Managing Partner, Chief Investment Officer	20 years	New Amsterdam Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager	10 years	New Amsterdam	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of CSIF Balanced since October 2002. Profit is a part of Calvert's Manager Discovery Program.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eugene A. Profit	President	10 years	Profit	Portfolio Manager

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company.  SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation.  SSgA FM has managed equity assets in CSIF Balanced since March 2002.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Ric Thomas	Portfolio Manager	7 Years with affiliates; with SSgA FM since inception on April 30, 2001	Portfolio Manager in the Enhanced Equities Group.

Mr. Thomas is Director of the
US Enhanced Equities
Group and is responsible for
the management and
development of North American
strategies.  He focuses
  on managing both large-cap and
  small-cap strategies as
well as providing research on
SSgA's stock-ranking models.

John O'Connell	Portfolio Manager	6 years with affiliates; with SSgA FM since June 30, 2003.

Since 2001: Member of Enhanced
Equities Portfolio Management
Team (Mr. O'Connell formally joined
SSgA FM in 2003); since 2003:
portfolio manager for other SSgA FM
accounts.

July 31, 2006: Portfolio Manager
for this Fund in the Enhanced
Equities Group.

Mr. O'Connell is responsible for
  the management of North
American strategies. He focuses
on managing both large-cap
and small-cap strategies as well
  as providing research on
SSgA's stock-ranking models.

Union Heritage Capital Management, LLC (Union Heritage), 211 West Fort Street, Suite 615, Detroit, Michigan, 48226, has managed a portion of the equity assets of CSIF Balanced since June 2004. Union Heritage is part of Calvert's Manager Discovery Program.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Derek Batts	Managing Member, Portfolio Manager	16 years	Union Heritage. Mr. Batts was one of the founders of the firm.	Portfolio Manager

CSIF Equity

Atlanta Capital Management Company, L.L.C. (Atlanta Capital), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, has managed CSIF Equity since September 1998.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Daniel W. Boone, III, CFA	Managing Partner	30 years	Atlanta Capital	Lead Portfolio Manager

Marilyn R. Irvin, CFA	Senior Vice President/ Principal	17 years	Atlanta Capital	Portfolio Manager

William R. Hackney III, CFA	Managing Partner	11 years	Atlanta Capital	Portfolio Manager

Richard B. England, CFA	Vice President/ Principal	2 years	2001-2004: Senior Portfolio Manager, Putnam Investments. 2004-2006: Atlanta Capital. July 31, 2006: Became Portfolio Manager for this Fund.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for the Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset was formerly a division of Munder Capital Management. World Asset has been in the index business since the mid 1970s and specializes in passive portfolio management technique. It has managed the Fund since its inception in 2000.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Kenneth A. Schluchter III	Director, Domestic Investments	10 Years	World Asset	Portfolio Manager

Kevin K. Yousif Sr.	Senior Portfolio Manager	5 Years	World Asset	Portfolio Manager

Lei "Michael" Liao	Portfolio Manager	1 Year	World Asset November 30, 2006: Became Portfolio Manager for this Fund. Lead Database Architect, University of Michigan Hospital System	Portfolio Analyst

CSIF Enhanced Equity

SSgA Funds Management, Inc. (SSgA FM), One Lincoln Street, Boston, MA 02111, is an SEC registered investment advisor whose clients are all U.S. investment companies. It is a wholly-owned subsidiary of State Street Corporation, a public company.  SSgA FM is an affiliate of State Street Global Advisors, which is the investment management division of State Street Bank and Trust Company, also a wholly-owned subsidiary of State Street Corporation.  SSgA FM has managed CSIF Enhanced Equity since its inception in April 1998.

Ric Thomas and John O'Connell are SSgA FM's Portfolio Managers for CSIF Enhanced Equity (as of July 31, 2006 for Mr. O'Connell).  Please see the information presented above with respect to SSgA FM's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

Calvert Large Cap Growth

Bridgeway Capital Management, Inc. (Bridgeway), 5615 Kirby Drive, Suite 518, Houston Texas 77005-2448, has managed Calvert Large Cap Growth (previously the Bridgeway Fund, Inc. Social Responsibility Portfolio) since its inception in 1994.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

John N.R. Montgomery	President	Since 1994	Bridgeway	Portfolio Manager

Calvert Capital Accumulation

New Amsterdam Partners, LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of Calvert Capital Accumulation since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam's Portfolio Managers for Calvert Capital Accumulation. Please see the information presented above with respect to New Amsterdam's management of CSIF Balanced regarding these Portfolio Managers' titles, length of service with the Subadvisory firm, business experience during the last five years and role on the management team.

CWVF International Equity

Acadian Asset Management, Inc. (Acadian), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of the Portfolio since March 2006.

The firm has been in business since 1986 and focuses specifically on international equitymanagement. The firm is a subsidiary of Old Mutual plc.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Raymond F. Mui	Senior Vice President and Portfolio Manager	Since 1991	Senior Vice President and Portfolio Manager	Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager	Since 1990	Senior Vice President and Portfolio Manager	Portfolio Manager

Calvert New Vision Small Cap

Renaissance Investment Management (Renaissance), 625 Eden Park Drive, Suite 1200, Cincinnati, OH 45202, has managed Calvert New Vision Small Cap since June 2005. The firm is a conservative, high quality growth manager. They utilize disciplined and systematic methods for identifying attractive growth companies with strong business and earnings momentum trading at reasonable valuations.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Paul A. Radomski, CPA, CFA	Managing Partner	19 years	Renaissance	Portfolio Manager

Michael E. Schroer, CFA	Managing Partner and Chief Investment Officer	22 years	Renaissance	Portfolio Manager

Calvert Small Cap Value and Calvert Mid Cap Value

Channing Capital Management, LLC (Channing), 10 South LaSalle Street, Suite 2650, Chicago, IL 60603, has managed both Calvert Small Cap Value and Calvert Mid Cap Value since their inception in October 2004.

Name of Portfolio Manage r	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team

Eric T. McKissack, CFA	Founding Principal, Chief Executive Officer	3 years	Channing (2003-Present); Ariel Capital Management, LLC	Portfolio Manager

Wendell E. Mackey, CFA	Founding Principal, Director of Investments	3 years	Channing (2003-Present); Valenzuela Capital Partners, LLC	Portfolio Manager

CSIF Bond

Calvert Asset Management Company, Inc.

Gregory Habeeb is the Portfolio Manager for CSIF Bond. Please see the information presented above with respect to Calvert's management of the fixed income investments of CSIF Balanced regarding this Portfolio Manager's title, length of service with Calvert, business experience during the last five years and role on the management team.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor (that is not an "affiliated person") without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Each of the Funds has obtained an exemptive order from the SEC to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor (that is not an "affiliated person") without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) Note, the advisory fee does not include administrative services fees.

Fund	Advisory Fee
CSIF Balanced	0.422%
CSIF Equity	0.50%
Calvert Social Index Fund	0.225%
CSIF Enhanced Equity	0.50%1
Calvert Large Cap Growth	0.77%2
Calvert Capital Accumulation	0.65%
CWVF International Equity	0.73%
Calvert New Vision Small Cap	0.75%
Calvert Small Cap Value	0.75%
Calvert Mid Cap Value	0.65%
CSIF Bond	0.35%
Calvert Income	0.387%
Calvert Short Duration Income	0.35%

1     Contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% of its fee.

2     This includes a 0.45% subadvisory fee the Fund pays directly to the Subadvisor. As of June 6, 2006 the subadvisory fee is 0.45% on the first $1 billion of the Fund's average daily net assets and 0.425% on the Fund's average daily net assets in excess of $1 billion. The Subadvisor may earn (or have its base fee reduced by) a performance fee adjustment ("Performance Fee"), which shall vary with the Fund's performance over a "performance period" as compared to a "benchmark index" and will range from a minimum of -0.25% to a maximum of +0.25% based on the extent to which performance of the Fund's Class I Shares exceeds or trails the S&P 500 Index. The performance rate adjustment is 5.00% times the difference between the performance of the Fund and that of the benchmark index, except that there is no performance adjustment if the difference between the Fund performance and the benchmark index performance is less than or equal to 2%. The performance period is the most recent one-year period ending on the last day of the previous month that the New York Stock Exchange was open for trading. For purposes of calculating the base fee, net assets are averaged over the most recent month of the rolling one-year period. For purposes of calculating the performance fee, net assets are averaged over the rolling one-year performance period.

A discussion regarding the basis for the approval by the Funds' Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (except the subadvisory agreements for Calvert Capital Accumulation and Calvert New Vision Small Cap) is available in the Semi-Annual Report of the applicable Fund for the six months ended March 31, 2006 or a more recent Semi-Annual Report of such Fund, when available.  A discussion regarding the basis for approval by the Trustees/Directors of new investment subadvisory agreements with respect to each of Calvert Capital Accumulation and Calvert New Vision Small Cap, is in the respective Annual Report of each of those Funds for the year ended September 30, 2005, or the March 31, 2007 Semi-Annual Report, when available.

How to Open an Account

Complete and sign an application for each new account.  Be sure to specify Class I.  All purchases must be made by bankwire, National Securities Clearing Corporation (NSCC) or ACH funds transfer, in U.S. dollars.  For more information and wire instructions, call Calvert at 800-327-2109.

Minimum To Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Portfolio to reopen, at no additional expense to other Classes in the Portfolio; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.)

Pursuant to the reorganization of the Bridgeway Social Responsibility Portfolio into the Class I shares of Calvert Large Cap Growth in 2000, all sales loads, distribution fees and minimum investments on current shares as well as future shares purchased in this class by those shareholders who were subject to the reorganization are waived.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Each Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity.  A Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If a Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.  Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the direction of the Board of Trustees/Directors, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, a Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Board of CWVF International Equity has retained a third-party fair value pricing service to quantitatively value holdings of the Fund that trade on foreign exchanges.  From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund's official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities.  Factors that may influence this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.   In the event of such market movements in excess of specified parameters, the Fund's service providers quantitatively estimate the fair value of each affected security.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized.  Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below, and accepted.  All of your purchases must be made U.S. dollars. A Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.  All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in Good Order."

Other Calvert Features / Policies

Calvert Information Network

For 24 hour performance and account information, call 800-368-2745 or visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

-     Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

-     Shares may only be exchanged for Class I shares of another Calvert Fund, and the exchange must satisfy the minimum investment amount.

-     Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

-     Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Funds discourage frequent purchases and redemptions of fund shares by fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund's Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund's investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through:  increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease a Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange (purchase side only) request it believes to be market timing.

Shareholders may hold the shares of any Fund through a service provider, such as a broker-dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund's Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund's Board of Trustees/Directors. In accordance with SEC rules, the Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund's Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under "How to Sell Shares" in this prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.  If a significant percentage of a Fund's shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund.  Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek the full cooperation from the service provider maintaining the account to identify the underlying participant.  Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.  Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

There is no guarantee that Calvert will detect or prevent market timing activity.

Each Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only).  Orders are canceled within one business day, and the purchase price is returned to the investor.  Each Fund and CDI also may: modify any terms or conditions of purchase of shares of any Fund (upon prior notice); or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports by calling customer service at 800-368-2745.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.  If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record.  You will be given a notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Income	Paid monthly
Calvert Short Duration Income	Paid monthly
CSIF Bond	Paid monthly
CSIF Balanced	Paid quarterly
CSIF Equity	Paid annually
Calvert Social Index Fund	Paid annually
CSIF Enhanced Equity	Paid annually
Calvert Large Cap Growth	Paid annually
Calvert Capital Accumulation	Paid annually
CWVF International Equity	Paid annually
Calvert New Vision Small Cap	Paid annually
Calvert Small Cap Value	Paid annually
Calvert Mid Cap Value	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account.  Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in CWVF International Equity, you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits. For non-fixed-income Funds, some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Arrangements with Broker/Dealers

CDI may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimubursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

How to Sell Shares

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).  A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.  Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized.  Class I redemptions must be made by bankwire, NSCC or ACH funds transfer. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

-     The Fund name and account number.

-     The amount of the transaction (in dollars or shares).

-     Signatures of all owners exactly as registered on the account (for mail requests).

-     Signature guarantees (if required).*

-     Any supporting legal documentation that may be required.

-     Any outstanding certificates representing shares to be redeemed.

*     For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.   The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order.  The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

Each Fund charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under "Other Calvert Features/Policies -- Market Timing Policy." In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers..

For those shares to which the Fund's redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

-     Accounts of foundations, endowments, state and local governments, and those that use consultants.

-     Redemption upon the death or disability of the shareholder, plan participant, or beneficiary."Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.

-     Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.  The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-     The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-     Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees/Directors.

-     Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).

-     Redemption of shares purchased with reinvested dividends or capital gain distributions.

-     Shares transferred from one retirement plan to another in the same Fund.

-     Shares redeemed as part of a retirement plan termination or restructuring.

-     Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) as described under "Other Calvert Features/Policies - Market Timing," implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.  For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund's Transfer Agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will promptly assess the fee.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund's operations).  The Funds' fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements, which were audited by KPMG LLP. Their report, along with a Fund's financial statements, is included in the Fund's annual report, which is available upon request.

Balanced Portfolio
Financial Highlights

		Periods Ended
	September 30,	September 30,	June 30,
Class I Shares	2006 (z)	2005 (b)	2003 (c)
Net asset value, beginning	$28.38	$27.47	$21.33
Income from investment operations
Net investment income	.64	.41	.38
Net realized and unrealized gain (loss)	1.17	.87	2.49
Total from investment operations	1.81	1.28	2.87
Distributions from
Net investment income	(.49)	(.37)	(.33)
Total distributions	(.49)	(.37)	(.33)
Total increase (decrease) in net asset value	1.32	.91	2.54
Net asset value, ending	$29.70	$28.38	$23.87

Total return*	6.43%	4.71%	13.63%
Ratios to average net assets:A
Net investment income	2.44%	1.94% (a)	2.25% (a)
Total expenses	1.07%	1.28% (a)	.72% (a)
Expenses before offsets	.73%	.72% (a)	.72% (a)
Net expenses	.72%	.72% (a)	.72% (a)
Portfolio turnover	73%	70%	140%
Net assets, ending (in thousands)	$6,317	$1,012	$0

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2002	2001	2000
Net asset value, beginning	$24.35	$33.10	$32.13
Income from investment operations
Net investment income	.68	.94	.88
Net realized and unrealized gain (loss)	(3.01)	(6.31)	3.12
Total from investment operations	(2.33)	(5.37)	4.00
Distributions from
Net investment income	(.69)	(.98)	(.99)
Net realized gains	--	(2.40)	(2.04)
Total distributions	(.69)	(3.38)	(3.03)
Total increase (decrease) in net asset value	(3.02)	(8.75)	.97
Net asset value, ending	$21.33	$24.35	$33.10

Total return*	(9.87%)	(17.33%)	12.97%
Ratios to average net assets:A
Net investment income	2.77%	3.55%	2.97%
Total expenses	.72%	.67%	.71%
Expenses before offsets	.72%	.67%	.71%
Net expenses	.71%	.66%	.69%
Portfolio turnover	192%	214%	184%
Net assets, ending (in thousands)	$26,612	$29,399	$49,530

See notes to financial highlights.

Equity Portfolio
Financial Highlights

		Years Ended
		September 30,	September 30,
Class I Shares		2006	2005
Net asset value, beginning		$36.40	$32.36
Income from investment operations
Net investment income		.17	.19
Net realized and unrealized gain (loss)		2.46	3.85
Total from investment operations		2.63	4.04
Distributions from
Net realized gains		(.59)	--
Total distributions		(.59)	--
Total increase (decrease) in net asset value		2.04	4.04
Net asset value, ending		$38.44	$36.40

Total return*		7.30%	12.48%
Ratios to average net assets:A
Net investment income		.49%	.63%
Total expenses		.68%	.68%
Expenses before offsets		.68%	.68%
Net expenses		.67%	.68%
Portfolio turnover		35%	31%
Net assets, ending (in thousands)		$163,685	$133,696

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$29.94	$24.12	$27.91
Income from investment operations
Net investment income	.07	.05	.08
Net realized and unrealized gain (loss)	2.35	5.79	(2.99)
Total from investment operations	2.42	5.84	(2.91)
Distributions from
Net realized gains	--	(.02)	(.88)
Total increase (decrease) in net asset value	2.42	5.82	(3.79)
Net asset value, ending	$32.36	$29.94	$24.12

Total return*	8.08%	24.24%	(11.17%)
Ratios to average net assets:A
Net investment income	.25%	.32%	.36%
Total expenses	.68%	.70%	.81%
Expenses before offsets	.68%	.70%	.80%
Net expenses	.68%	.70%	.80%
Portfolio turnover	17%	29%	28%
Net assets, ending (in thousands)	$93,347	$62,951	$8,844

See notes to financial highlights.

Calvert Social Index Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2006 (z)	2005 (z)
Net asset value, beginning	$11.38	$10.59
Income from investment operations
Net investment income	.17	.16
Net realized and unrealized gain (loss)	.92	.87
Total from investment operations	1.09	1.03
Distributions from:
Net investment income	(.09)	(.24)
Total distributions	(.09)	(.24)
Total increase (decrease) in net asset value	1.00	.79
Net asset value, ending	$12.38	$11.38

Total return*	9.61%	9.76%
Ratios to average net assets:A
Net investment income	1.46%	1.50%
Total expenses	.80%	1.35%
Expenses before offsets	.26%	.40%
Net expenses	.24%	.38%
Portfolio turnover	12%	14%
Net assets, ending (in thousands)	$12,462	$2,374

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004 (z)	2003	2002
Net asset value, beginning	$9.67	$7.56	$9.73
Income from investment operations
Net investment income	.10	.09	.06
Net realized and unrealized gain (loss)	.87	2.06	(2.18)
Total from investment operations	.97	2.15	(2.12)
Distributions from:
Net investment income	(.05)	(.04)	(.05)
Total distributions	(.05)	(.04)	(.05)
Total increase (decrease) in net asset value	.92	2.11	(2.17)
Net asset value, ending	$10.59	$9.67	$7.56

Total return*	10.03%	28.46%	(21.99%)
Ratios to average net assets:A
Net investment income	1.02%	1.01%	.73%
Total expenses	1.06%	1.19%	1.20%
Expenses before offsets	.39%	.39%	.39%
Net expenses	.38%	.38%	.38%
Portfolio turnover	14%	7%	9%
Net assets, ending (in thousands)	$1,231	$4,518	$3,622

See notes to financial highlights.

Enhanced Equity Portfolio
Financial Highlights

		Periods Ended
	September 30,	September 30,	January 18,
Class I Shares	2006(z)	2005(d)	2002(e)
Net asset value, beginning	$18.75	$17.42	$14.84
Income from investment operations
Net investment income	.19	.03	.02
Net realized and unrealized gain (loss)	1.50	1.30	1.62
Total from investment operations	1.69	1.33	1.64
Distributions from
Net investment income	(.05)	--	--
Net realized gain	(.56)	--	--
Total distributions	(.61)	--	--
Total increase (decrease) in net asset value	1.08	1.33	1.64
Net asset value, ending	$19.83	$18.75	$16.48

Total return*	9.19%	7.63%	11.08%
Ratios to average net assets:A
Net investment income	.99%	.65% (a)	.53% (a)
Total expenses	1.20%	2.57% (a)	1,022.38%(a)
Expenses before offsets	.84%	.82% (a)	.77% (a)
Net expenses	.81%	.81% (a)	.75% (a)
Portfolio turnover	47%	15%	10%
Net assets, ending (in thousands)	$9,464	$1,246	$0

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2001	2000	1999
Net asset value, beginning	$20.04	$16.89	$13.54
Income from investment operations
Net investment income	.07	.07	.11
Net realized and unrealized gain (loss)	(5.13)	3.13	3.29
Total from investment operations	(5.06)	3.20	3.40
Distributions from
Net investment income	(.14)	(.05)	(.05)
Total increase (decrease) in net asset value	(5.20)	3.15	3.35
Net asset value, ending	$14.84	$20.04	$16.89

Total return*	(25.40%)	18.94%	25.09%
Ratios to average net assets:A
Net investment income	.38%	.37%	.65%
Total expenses	1.00%	.95%	.91%
Expenses before offsets	.82%	.83%	.81%
Net expenses	.75%	.75%	.75%
Portfolio turnover	39%	43%	56%
Net assets, ending (in thousands)	$1	$22,163	$18,652

See notes to financial highlights.

Calvert Large Cap Growth
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$30.20	$24.95
Income from investment operations
Net investment income (loss)	.03	(.03)
Net realized and unrealized gain (loss)	1.46	5.28
Total from investment operations	1.49	5.25
Total increase (decrease) in net asset value	1.49	5.25
Net asset value, ending	$31.69	$30.20

Total return*	4.93%	21.04%
Ratios to average net assets:A
Net investment income (loss)	.12%	(.15%)
Total expenses	.97%	.99%
Expenses before offsets	.97%	.98%
Net expenses	.96%	.97%
Portfolio turnover	34%	61%
Net assets, ending (in thousands)	$239,542	$109,291

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$21.46	$16.44	$19.30
Income from investment operations
Net investment income (loss)	(.06)	(.10)	(.01)
Net realized and unrealized gain (loss)	3.55	5.12	(2.85)
Total from investment operations	3.49	5.02	(2.86)
Distributions from
Net realized gain	--	--	--
Total distributions	--	--	--
Total increase (decrease) in net asset value	3.49	5.02	(2.86)
Net asset value, ending	$24.95	$21.46	$16.44

Total return*	16.26%	30.54%	(14.82%)
Ratios to average net assets:A
Net investment income (loss)	(.30%)	(.46%)	(.05%)
Total expenses	1.72%	2.07%	1.81%
Expenses before offsets	1.02%	1.10%	.82%
Net expenses	1.01%	1.08%	.79%
Portfolio turnover	56%	78%	71%
Net assets, ending (in thousands)	$6,280	$3,828	$3,574

See notes to financial highlights.

Calvert Capital Accumulation
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2006	2005	2004
Net asset value, beginning	$23.89	$21.85	$19.88
Income from investment operations
Net investment income (loss)	(.02)	(.06)	(.09)
Net realized and unrealized gain (loss)	.86	2.10	2.06
Total from investment operations	.84	2.04	1.97
Total increase (decrease) in net asset value	.84	2.04	1.97
Net asset value, ending	$24.73	$23.89	$21.85
Total return*	3.52%	9.34%	9.91%
Ratios to average net assets:A
Net investment income (loss)	(0.20%)	(0.43%)	(0.54%)
Total expenses	1.90%	1.28%	1.23%
Expenses before offsets	.88%	.87%	.86%
Net expenses	.86%	.86%	.86%
Portfolio turnover	31%	157%	101%
Net assets, ending (in thousands)	$3,273	$2,596	$955

		Periods Ended
	September 30,	January 18,	September 30,
Class I Shares	2003(f)	2002(e)	2001
Net asset value, beginning	$18.79	$20.84	$36.84
Income from investment operations
Net investment income (loss)	(.03)	(.05)	(.23)
Net realized and unrealized gain (loss)	1.12	4.20	(10.53)
Total from investment operations	1.09	4.15	(10.76)
Distributions from
Net realized gain	--	(.01)	(5.24)
Total distributions	--	(.01)	(5.24)
Total increase (decrease) in net asset value	1.09	4.14	(16.00)
Net asset value, ending	$19.88	$24.98	$20.84

Total return*	5.80%	19.92%	(34.61%)
Ratios to average net assets:A
Net investment income (loss)	(0.50%) (a)	(0.64%) (a)	(0.67%)
Total expenses	1.23% (a)	1,316.21%(a)	33.47%
Expenses before offsets	.87% (a)	.80% (a)	2.19%
Net expenses	.86% (a)	.80% (a)	.80%
Portfolio turnover	66%	9%	71%
Net assets, ending (in thousands)	$529	$0	$1

See notes to financial highlights.

Calvert World Values International Equity
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$21.32	$17.45
Income from investment operations
Net investment income	.37	.27
Net realized and unrealized gain (loss)	3.72	3.88
Total from investment operations	4.09	4.15
Distributions from:
Net investment income	(.25)	(.28)
Total distributions	(.25)	(.28)
Total increase (decrease) in net asset value	3.84	3.87
Net asset value, ending	$25.16	$21.32

Total return*	19.35%	23.92%
Ratios to average net assets:A
Net investment income (loss)	1.84%	2.04%
Total expenses	1.07%	1.17%
Expenses before offsets	1.06%	1.11%
Net expenses	1.05%	1.10%
Portfolio turnover	120%	49%
Net assets, ending (in thousands)	$124,197	$89,974

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004 (z)	2003	2002
Net asset value, beginning	$15.17	$12.38	$13.97
Income from investment operations
Net investment income	.27	.22	.16
Net realized and unrealized gain (loss)	2.19	2.63	(1.67)
Total from investment operations	2.46	2.85	(1.51)
Distributions from:
Net investment income	(.18)	(.06)	--
Net realized gains	--	--	(.08)
Total distributions	(.18)	(.06)	(.08)
Total increase (decrease) in net asset value	2.28	2.79	(1.59)
Net asset value, ending	$17.45	$15.17	$12.38

Total return*	16.25%	23.12%	(10.93%)
Ratios to average net assets:A
Net investment income (loss)	1.60%	1.65%	1.05%
Total expenses	1.23%	1.39%	1.27%
Expenses before offsets	1.11%	1.09%	1.06%
Net expenses	1.10%	1.09%	1.05%
Portfolio turnover	72%	71%	106%
Net assets, ending (in thousands)	$48,420	$18,026	$5,943

See notes to financial highlights.

Calvert New Vision Small Cap
Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2006	2005	2004
Net asset value, beginning	$18.96	$19.26	$16.46
Income from investment operations
Net investment income (loss)	(.03)	.06	.02
Net realized and unrealized gain (loss)	(.28)	.25	2.78
Total from investment operations	(.31)	.31	2.80
Distributions from
Net realized gain	(1.90)	(.61)	--
Total distributions	(1.90)	(.61)	--
Total increase (decrease) in net asset value	(2.21)	(.30)	2.80
Net asset value, ending	$16.75	$18.96	$19.26

Total return*	(2.24%)	1.42%	17.01%
Ratios to average net assets:A
Net investment income (loss)	(.31%)	.43%	.22%
Total expenses	1.10%	1.16%	1.14%
Expenses before offsets	.93%	.93%	.93%
Net expenses	.92%	.92%	.92%
Portfolio turnover	160%	169%	54%
Net assets, ending (in thousands)	$26,460	$4,979	$2,878

		Periods Ended
	September 30,	March 12,	January 18,
Class I Shares	2003(g)	2003 (h)	2002 (e)
Net asset value, beginning	$16.20	$13.25	$15.76
Income from investment operations
Net investment income (loss)	--	--	(.02)
Net realized and unrealized gain (loss)	.26	(1.29)	2.16
Total from investment operations	.26	(1.29)	2.14
Distributions from
Net realized gain	--	--	(.37)
Total distributions	--	--	(.37)
Total increase (decrease) in net asset value	.26	(1.29)	1.77
Net asset value, ending	$16.46	$11.96	$17.53

Total return*	1.60%	(9.74%)	13.58%
Ratios to average net assets:A
Net investment income (loss)	(.11%) (a)	(.31%) (a)	(.35%) (a)
Total expenses	1.01% (a)	1.12% (a)	1,179.31% (a)
Expenses before offsets	.93% (a)	.93% (a)	.70% (a)
Net expenses	.92% (a)	.92% (a)	.70% (a)
Portfolio turnover	5%	9%	11%
Net assets, ending (in thousands)	$1,130	$0	$0

See notes to financial highlights.

Small Cap Value Fund
Financial Highlights

		Periods Ended
		September 30,	September 30,
Class I Shares		2006	2005(i)(z)
Net asset value, beginning		$16.22	$14.69
Income from investment operations
Net investment income		.06	(.01)
Net realized and unrealized gain (loss)		1.11	1.54
Total from investment operations		1.17	1.53
Distributions from
Net realized gain		(.01)	--
Total distributions		(.01)	--
Total increase (decrease) in net asset value		1.16	1.53
Net asset value, ending		$17.38	$16.22

Total return*		7.21%	10.42%
Ratios to average net assets: A
Net investment income		.49%	(.21%) (a)
Total expenses		1.50%	3.31% (a)
Expenses before offsets		1.00%	1.03% (a)
Net expenses		.92%	.92% (a)
Portfolio turnover		63%	21%
Net assets, ending (in thousands)		$5,136	$1,750

Mid Cap Value Fund
Financial Highlights

		Periods Ended
		September 30,	September 30,
Class I Shares		2006	2005(j)(z)
Net asset value, beginning		$17.20	$16.70
Income from investment operations
Net investment income		.13	(.01)
Net realized and unrealized gain (loss)		1.47	.51
Total from investment operations		1.60	.50
Distributions from
Net realized gain		(.23)	--
Total distributions		(.23)	--
Total increase (decrease) in net asset value		1.37	.50
Net asset value, ending		$18.57	$17.20

Total return*		9.40%	2.99%
Ratios to average net assets: A
Net investment income		1.18%	(.17%) (a)
Total expenses		2.54%	14.06% (a)
Expenses before offsets		.94%	.96% (a)
Net expenses		.86%	.86% (a)
Portfolio turnover		37%	28%
Net assets, ending (in thousands)		$1,670	$346

See notes to financial highlights.

Bond Portfolio
Financial Highlights

		Years Ended
		September 30,	September 30,
Class I Shares		2006	2005
Net asset value, beginning		$16.18	$16.33
Income from investment operations
Net investment income		.73	.57
Net realized and unrealized gain (loss)		(.04)	.31
Total from investment operations		.69	.88
Distributions from
Net investment income		(.72)	(.57)
Net realized gains		(.30)	(.46)
Total distributions		(1.02)	(1.03)
Total increase (decrease) in net asset value		(.33)	(.15)
Net asset value, ending		$15.85	$16.18

Total return*		4.48%	5.63%
Ratios to average net assets:A
Net investment income		4.77%	3.57%
Total expenses		.56%	.61%
Expenses before offsets		.56%	.61%
Net expenses		.55%	.60%
Portfolio turnover		150%	161%
Net assets, ending (in thousands)		$74,714	$29,278

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$16.29	$15.81	$16.39
Income from investment operations
Net investment income	.55	.67	.87
Net realized and unrealized gain (loss)	.48	.66	.02
Total from investment operations	1.03	1.33	.89
Distributions from
Net investment income	(.55)	(.65)	(.91)
Net realized gains	(.44)	(.20)	(.56)
Total distributions	(.99)	(.85)	(1.47)
Total increase (decrease) in net asset value	.04	.48	(.58)
Net asset value, ending	$16.33	$16.29	$15.81

Total return*	6.62%	8.74%	5.83%
Ratios to average net assets:A
Net investment income	3.41%	4.14%	5.44%
Total expenses	.61%	.61%	.69%
Expenses before offsets	.61%	.61%	.61%
Net expenses	.60%	.60%	.60%
Portfolio turnover	244%	395%	607%
Net assets, ending (in thousands)	$17,324	$17,527	$12,764

See notes to financial highlights.

Calvert Income Fund
Financial Highlights

	Years Ended
	September 30,	September 30,
Class I Shares	2006	2005
Net asset value, beginning	$17.02	$17.36
Income from investment operations
Net investment income	.85	.69
Net realized and unrealized gain	(.10)	.09
Total from investment operations	.75	.78
Distributions from
Net investment income	(.85)	(.69)
Net realized gain	(.22)	(.43)
Total distributions	(1.07)	(1.12)
Total increase (decrease) in net asset value	(.32)	(.34)
Net asset value, ending	$16.70	$17.02

Total return*	4.65%	4.66%
Ratios to average net assets: A
Net investment income	5.18%	3.98%
Total expenses	.56%	.55%
Expenses before offsets	.56%	.55%
Net expenses	.55%	.55%
Portfolio turnover	578%	742%
Net assets, ending (in thousands)	$76,362	$62,013

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002
Net asset value, beginning	$17.53	$16.13	$17.46
Income from investment operations
Net investment income	.64	.89	1.06
Net realized and unrealized gain (loss)	.64	1.49	(.66)
Total from investment operations	1.28	2.38	.40
Distributions from
Net investment income	(.65)	(.88)	(1.11)
Net realized gain	(.80)	(.10)	(.62)
Total distributions	(1.45)	(.98)	(1.73)
Total increase (decrease) in net asset value	(.17)	1.40	(1.33)
Net asset value, ending	$17.36	$17.53	$16.13

Total return*	7.65%	15.31%	2.46%
Ratios to average net assets: A
Net investment income	3.74%	5.22%	6.70%
Total expenses	.56%	.57%	.61%
Expenses before offsets	.56%	.57%	.61%
Net expenses	.56%	.56%	.60%
Portfolio turnover	824%	1,046%	1,540%
Net assets, ending (in thousands)	$67,736	$54,842	$33,782

See notes to financial highlights.

Calvert Short Duration Income Fund
Financial Highlights

		Periods Ended
	September 30,	November 7,	September 30,
Class I Shares	2006 (m)(z)	2005 (l)	2005 (z)
Net asset value, beginning	$16.04	$16.12	$16.37
Income from investment operations
Net investment income	.33	.06	.49
Net realized and unrealized gain	.12	(.04)	.10
Total from investment operations	.45	.02	.59
Distributions from:
Net investment income	(.36)	(.05)	(.53)
Net realized gain	--	--	(.31)
Total distributions	(.36)	(.05)	(.84)
Total increase (decrease) in net asset value	.09	(.03)	(.25)
Net asset value, ending	$16.13	$16.09	$16.12

Total return*	2.84%	.13%	3.72%
Ratios to average net assets: A
Net investment income	4.73% (a)	3.65% (a)	3.00%
Total expenses	.63% (a)	.81% (a)	.62%
Expenses before offsets	.62% (a)	.81% (a)	.62%
Net expenses	.61% (a)	.79% (a)	.61%
Portfolio turnover	209%	293%	633%
Net assets, ending (in thousands)	$82	$0	$6,167

		Periods Ended
	September 30,	September 30,	September 30,
Class I Shares	2004	2003	2002 (k)
Net asset value, beginning	$16.61	$15.97	$15.40
Income from investment operations
Net investment income	.41	.46	.41
Net realized and unrealized gain	.35	1.01	.54
Total from investment operations	.76	1.47	.95
Distributions from:
Net investment income	(.41)	(.45)	(.38)
Net realized gain	(.59)	(.38)	--
Total distributions	(1.00)	(.83)	(.38)
Total increase (decrease) in net asset value	(.24)	.64	.57
Net asset value, ending	$16.37	$16.61	$15.97

Total return*	4.73%	9.53%	6.27%
Ratios to average net assets: A
Net investment income	2.46%	2.88%	4.22% (a)
Total expenses	.61%	.65%	.76% (a)
Expenses before offsets	.61%	.65%	.76% (a)
Net expenses	.60%	.63%	.75% (a)
Portfolio turnover	967%	2,078%	1,777%
Net assets, ending (in thousands)	$24,369	$27,188	$18,807

See notes to financial highlights.

NOTES TO FINANCIAL HIGHLIGHTS

A     Total expensesdo not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

*     Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a)     Annualized.

(b)     Class I shares resumed operations upon shareholder investment on December 27, 2004.

(c)     The last remaining shareholder in Class I redeemed on June 30, 2003.

(d)     Class I shares resumed operations upon shareholder investment on April 29, 2005.

(e)     The last remaining shareholder in Class I redeemed on January 18, 2002.

(f)     Class I shares resumed operations upon shareholder investment on June 3, 2003.

(g)     Class I shares resumed operations upon shareholder investment on July 31, 2003.

(h)     Class I shares resumed operations on January 30, 2003 when the Calvert Social Investment Fund's Technology Portfolio merged into the Calvert New Vision Small Cap Fund. Subsequently, the last remaining shareholder redeemed on March 12, 2003.

(i)     From April 29, 2005 inception.

(j)     From June 27, 2005 inception.

(k)     From February 27, 2002 inception.

(l)     The last remaining shareholder in Class I shares redeemed on November 7, 2005.

(m)     Class I shares resumed upon shareholder investment on April 21, 2006.

(z)     Per share figures are calculated using the Average Shares Method.

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PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:  Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.  In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):  The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Group, Ltd.
4550 Montgomery Ave., Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-327-2109

The Funds' SAIs and Annual and Semi-Annual Reports are available free of charge, on Calvert's website at the Internet address listed below:

Calvert Website
www.calvert.com

You can review and copy information about a Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act file:

no. 811-3334 (Calvert Social Investment Fund)
no. 811- 06563 (CWVF International Equity and Calvert Capital Accumulation)
no. 811- 3416 (Calvert New Vision Small Cap, Calvert Income, and Calvert Short Duration Income)
no. 811-09877 (Calvert Social Index Fund)
no. 811-10045 (Calvert Large Cap Growth, Calvert Small Cap Value and Calvert Mid Cap Value)

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